AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 17,
2000.
SECURITIES ACT FILE NO. 333-

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549
___________________
FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933  [X]
PRE-EFFECTIVE AMENDMENT NO.  [  ]
POST-EFFECTIVE AMENDMENT NO.  [  ]
SMITH BARNEY INVESTMENT FUNDS INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
388 GREENWICH STREET, NEW YORK, NY  10013
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
(800) 451-2010
(REGISTRANT'S AREA CODE AND TELEPHONE NUMBER)
HEATH B. MCLENDON
SSB CITI FUND MANAGEMENT LLC
388 GREENWICH STREET
NEW YORK, NY 10013
(NAME AND ADDRESS OF AGENT FOR SERVICE)
WITH COPIES TO:
BURTON M. LEIBERT, ESQ.
CHRISTINA T. SYDOR, ESQ.
WILLKIE FARR & GALLAGHER
SSB CITI FUND MANAGEMENT LLC
787 SEVENTH AVENUE
388 GREENWICH STREET
NEW YORK, NY  10019-6099
NEW YORK, NY  10013
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:  Registrant
proposes that the Registration Statement become effective August 16, 2000 pursuant to Rule 488 under the Securities Act of 1933, as amended.
TITLE OF SECURITIES BEING REGISTERED:
Shares of Beneficial Interest ($.001 par value) of the Registrant
___________________
The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon Section 24(f).




PART A
INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

CONCERT INVESTMENT SERIES(r)
Small Cap Fund
388 Greenwich Street
New York, New York  10013
August 21, 2000
Dear Shareholders:
You are being asked to vote on an Agreement and Plan of Reorganization whereby all of the assets of the Small Cap Fund (the "Fund"), a series of Concert Investment Series(r) ("Investment Series"), would be transferred in a tax-free reorganization to Smith Barney Small Cap Growth Fund (the "Acquiring Fund"), a series of Smith Barney Investment Funds Inc. ("Investment Funds"), in exchange for shares of the corresponding class of common stock of the Acquiring Fund. If the Agreement and Plan of Reorganization is approved and consummated, you would no longer be a shareholder of the Fund, but would become a shareholder of the corresponding class of the Acquiring Fund, which has similar investment objectives and policies to your Fund, except as described in the Proxy Statement/Prospectus.
AFTER CAREFUL REVIEW, THE MEMBERS OF YOUR FUND'S BOARD HAVE APPROVED THE PROPOSED REORGANIZATION. THE BOARD MEMBERS OF YOUR FUND BELIEVE THAT THE PROPOSAL SET FORTH IN THE NOTICE OF MEETING FOR YOUR FUND IS IMPORTANT AND RECOMMEND THAT YOU READ THE
ENCLOSED MATERIALS CAREFULLY AND THEN VOTE FOR THE PROPOSAL.
Your vote is important.  PLEASE TAKE A MOMENT NOW TO SIGN
AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. For more information, please call 1-800-451-2010. [If you prefer, you can fax the proxy card to _________, Attn:
_________, at (800) _________ or vote by telephone by calling
(800) _________ using the xx-digit control number located on your proxy card.] The Fund may also solicit proxies from shareholders by letter, telephone and/or telegraph. [Voting by fax or telephone will reduce the time and costs associated with the proxy solicitation.] When the Fund records proxies by telephone, it will use procedures designed to (i) authenticate shareholders' identities, (ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and
(iii) confirm that their instructions have been properly recorded. Whichever voting method you choose, please read the full text of the accompanying proxy statement/prospectus before you vote.
Respectfully,
/s/ Heath B. McLendon
Heath B. McLendon
Chairman of the Board, President and Chief Executive Officer Concert Investment Series(r)
WE URGE YOU TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE TO ENSURE A QUORUM AT THE MEETING. YOUR
VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN.

CONCERT INVESTMENT SERIES(r)
Small Cap Fund
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
Please take notice that a Special Meeting of Shareholders
(the "Special Meeting") of Concert Investment Series(r) ("Investment Series"), on behalf of its series, the Small Cap Fund (the
"Fund"), will be held at the offices of SSB Citi Fund Management LLC, 7 World Trade Center, New York, New York 10048, on September 25, 2000, at 10:00 a.m., Eastern time, for the following purposes:
PROPOSAL 1:	To approve an Agreement and Plan of
Reorganization for the Fund;
PROPOSAL 2: 	To transact such other business as may
properly come before the meeting or any
adjournment(s) thereof.
The appointed proxies will vote in their discretion on any
other business as may properly come before the Special Meeting or any adjournments thereof.
Holders of record of shares of the Fund at the close of
business on August 11, 2000 are entitled to vote at the Special Meeting and at any adjournments thereof.
If the necessary quorum to transact business or the vote
required to approve a Proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's outstanding shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal and will vote against any such adjournment those proxies to be voted against the Proposal.  For more information, please call
1-800-451-2010.
By Order of the Board of
Trustees
	/s/	Christina T. Sydor
		Christina T. Sydor
		Secretary
August 21, 2000
IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY
CARD(S) AND RETURN THE CARD(S) IN THE ENCLOSED ADDRESSED ENVELOPE WHICH REQUIRES NO POSTAGE AND IS INTENDED FOR YOUR CONVENIENCE.
YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS TO ENSURE A QUORUM
AT THE SPECIAL MEETING. IF YOU CAN ATTEND THE SPECIAL MEETING AND WISH TO VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL BE ABLE
TO DO SO.

TABLE OF CONTENTS

PROPOSAL:  APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION	4
SYNOPSIS	4
INVESTMENT OBJECTIVE AND POLICIES OF THE ACQUIRING FUND AND THE
FUND	6
INVESTMENT MANAGEMENT FEES AND EXPENSES	9
DISTRIBUTION OF SHARES AND OTHER SERVICES	13
PURCHASE, REDEMPTION AND EXCHANGE INFORMATION	14
DIVIDENDS AND OTHER DISTRIBUTIONS	14
TAX CONSEQUENCES	14
PRINCIPAL INVESTMENTS AND RISK FACTORS	14
THE PROPOSED TRANSACTION	18
REASONS FOR THE PROPOSED TRANSACTION	20
DESCRIPTION OF THE SECURITIES TO BE ISSUED	21
FEDERAL INCOME TAX CONSEQUENCES	23
LIQUIDATION AND TERMINATION OF SERIES	24
PORTFOLIO SECURITIES	24
PORTFOLIO TURNOVER	24
CAPITALIZATION	25
ADDITIONAL INFORMATION ABOUT THE FUNDS	26
INTERESTS OF CERTAIN PERSONS	26
ADDITIONAL INFORMATION	26


ADDITIONAL MATERIALS
The following additional materials, which have been
incorporated by reference into the Statement of Additional Information dated ________, 2000 relating to this Prospectus/Proxy Statement and the Reorganization, will be sent to all shareholders of the Fund requesting a copy of such Statement of Additional Information.
1.	The Statement of Additional Information for the Acquiring
Fund, dated October 11, 1999.
2.	The Statement of Additional Information for the Fund,
dated February 28, 2000.
3.	Annual Report of the Fund for the year ended October 31,
1999 and the Semi-Annual Report of the Fund for the six months ended April 30, 2000.

Merger Q&A
Concert Small Cap into Smith Barney Small Cap Growth


The enclosed materials include a combined Prospectus/Proxy
Statement containing information you need to make a more informed decision. However, we thought it would also be helpful for you to have, at the start, answers to some of the important questions you might have about the proposed reorganization.

We hope you find these explanations useful as you review your materials before voting. For more detailed information about the proposed reorganization, please refer to the combined enclosed
Prospectus/Proxy Statement.


What will happen to my shares if the proposed reorganization is approved?
You will become a shareholder of the Smith Barney Small Cap Growth Fund on or about
October 6, 2000 ("Closing Date") and will no longer be a shareholder of the Concert Small Cap Fund, which will be terminated pursuant to the proposed reorganization. You will receive shares of the Smith Barney Small Cap Growth Fund with a total net asset value equal to the total net asset value of your investment in the Concert Small Cap Fund at the time of the transaction.

What is the key reason for this fund reorganization?
The proposed reorganization will create one single larger sized fund and provide shareholders of Concert Small Cap with a fund that has lower annual expenses. The proposed reorganization is part of a broader initiative by the Funds' manager, SSB Citi Fund Management LLC, to restructure more efficiently its mutual fund product offerings.

As a shareholder of the Smith Barney Small Cap Growth Fund, you will be able to exchange into the same class of certain Smith Barney mutual funds offered by the funds' distributor, provided that the Smith Barney Fund offers the relevant class of shares.

Do the funds have similar investment objectives?
Yes. The principal investment objective of the Concert Small Cap Fund is capital appreciation, while the investment objective of the Smith Barney Small Cap Growth Fund is long-term growth of capital. Timothy Woods, the portfolio manager of the Smith Barney Small Cap Growth Fund, has over 15 years of securities business experience and has been the manager of the Smith Barney Small Cap Growth Fund since its inception in 1999.

In both funds, the managers seek to achieve growth of capital by investing in small sized companies in the early stages of their life cycles with favorable growth prospects. However, the investment practices and limitation of each Fund (and related risk) are not identical. For additional information regarding the differences between the two funds, please refer to the enclosed proxy statement.

How does portfolio manager Tim Woods identify small cap growth opportunities?*
Tim selects individual stocks for investment by identifying those companies which exhibit the most favorable growth prospects. In selecting individual companies for investment, the manager considers:
? Growth characteristics, including high historic growth rates and high forecasted growth of sales, profits and return on equity
? Innovative companies at the cutting edge of positive and dynamic demographic and economic trends
? Products and services that give the company a competitive advantage
? Skilled management committed to long term growth
? Potential for a long-term investment by the fund

* Small cap stocks involve more risk and greater price fluctuations than large cap stocks

What are the tax consequences of this proposed reorganization?
Subject to shareholder approval, the proposed fund reorganization will not be a taxable event. Shareholders will not realize any capital gain or loss as a direct result of the proposed reorganization.

Will I enjoy the same privileges as a shareholder of the Smith
Barney Small Cap Growth Fund that I currently have as a shareholder of the Concert Small Cap Fund?
Yes. You will continue to enjoy substantially the same shareholder privileges such as systematic investment, automatic cash withdrawal and dividend reinvestment as well as access to professional service representatives.

How does the Board of Trustees recommend I vote?
The Trustees recommend that you vote FOR the reorganization. The
Trustees believe the reorganization is in the best interest of the Concert Small Cap Fund and its shareholders.


Why is my vote important?

Shareholders have a responsibility to vote on important matters affecting their fund investments. No matter how many shares you own, your vote --- and its timeliness-are also important. Please complete and sign the enclosed proxy card today!

Please note if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. By voting promptly, you will help us to avoid the expense of having to re-solicit your proxy and help to keep fund expenses down. Thank you in advance for your vote.



SUBJECT TO COMPLETION, DATED JULY 17, 2000
PROXY STATEMENT/PROSPECTUS
________, 2000
RELATING TO THE ACQUISITION BY
SMITH BARNEY SMALL CAP GROWTH FUND (THE "ACQUIRING FUND"),
A SERIES OF SMITH BARNEY INVESTMENT FUNDS INC. ("INVESTMENT
FUNDS")
388 Greenwich Street
New York, New York  10013
(800) 451-2010
OF THE ASSETS OF SMALL CAP FUND (THE "FUND"),
A SERIES OF CONCERT INVESTMENT SERIES(r) ("INVESTMENT SERIES"). General. This Proxy Statement/Prospectus is furnished to shareholders of the Fund in connection with a proposed reorganization in which all of the assets of the Fund would be acquired by Investment Funds, on behalf of the Acquiring Fund, in exchange solely for voting shares of the corresponding class of shares of common stock of the Acquiring Fund and the assumption by Investment Funds, on behalf of the Acquiring Fund, of all of the stated liabilities of the Fund (collectively, the "Reorganization"). Shares of the Acquiring Fund thereby received would then be distributed to the shareholders of the Fund in complete liquidation of the Fund, and the Fund would be terminated as a series of Investment Series. As a result of the Reorganization, each shareholder of the Fund would receive that number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Fund held as of the close of business on the Closing Date (as defined herein) of the Reorganization. Shareholders of the Fund are being asked to vote on an Agreement and Plan of Reorganization pursuant to which such transactions, as described more fully below, would be consummated.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

This Proxy Statement/Prospectus, which should be retained
for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Acquiring Fund, see the prospectus for the Acquiring Fund, dated October 11, 1999, as supplemented from time to time, which is included herewith and incorporated herein by reference. This Proxy Statement/Prospectus is also accompanied by the Acquiring Fund's semi-annual report to shareholders for the six months ended March 31, 2000, which is included herewith and incorporated herein by reference. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Fund, see the prospectus for the Fund, dated February 28, 2000, the annual report to shareholders for the year ended October 31, 1999 and the semi-annual report to shareholders for the six months ended April 30, 2000, each of which is incorporated herein by reference and a copy of which may be obtained without charge by writing to Smith Barney Mutual Funds, 388 Greenwich Street, New York, New York 10013, or by calling toll-free (800) 451-2010. A Statement of Additional Information of the Fund and the Acquiring Fund dated ________, 2000 containing additional information about the Reorganization and the parties thereto has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of the Statement of Additional Information is available upon request and without charge by writing to or calling Smith Barney Mutual Funds at the address or phone number listed above. Shareholder inquiries regarding the Fund or the Acquiring Fund may also be made by calling the phone number listed above. The information contained herein concerning the Fund has been provided by, and is included herein in reliance upon, Investment Series on behalf of the Fund. The information contained herein concerning the Acquiring Fund has been provided by, and is included herein in reliance upon, Investment Funds.
The Acquiring Fund is a diversified series of Investment
Funds, an open-end management investment company organized as a Maryland corporation. The Fund is a diversified series of Investment Series, an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Acquiring Fund is long-term growth of capital, and the investment objective of the Fund is capital appreciation. The Acquiring Fund seeks to achieve its objective by investing primarily in equity securities of companies that have a market capitalization within the market capitalization range of companies in the Russell 2000 Growth Index at the time of investment. The Fund seeks to achieve its objective by investing in U.S. companies with market capitalizations in the lowest 20% of all publicly-traded U.S. companies. Each Fund employs a style of stock selection which emphasizes individual stock selection based on high growth prospects.
_______________________
In the description of the Proposal below, the word "fund" is sometimes used to mean investment companies or series thereof in general, and not the Fund whose proxy statement this is. The Fund and the Acquiring Fund may each be referred to as a "Fund" and may also be referred to collectively as the "Funds. " In addition, in this Proxy Statement/ Prospectus, for simplicity, actions are described as being taken by the Fund, although all actions are actually taken by Investment Funds, on behalf of the Acquiring Fund, and by Investment Series, on behalf of the Fund. This Proxy Statement/Prospectus, the Notice of Special
Meeting and the proxy card(s) are first being mailed to shareholders on or about August 21, 2000 or as soon as practicable thereafter. Any shareholder of the Fund giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of Investment Series at the address shown at the beginning of this Proxy Statement/Prospectus) or in person at the Special Meeting by executing a superseding proxy or by submitting a notice of revocation to the Fund. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the Proposals referred to in the Proxy Statement.

In cases where certain shareholders have purchased their shares through service agents, these service agents are the shareholders of record of the Fund. At the special meeting, a service agent may, as permitted by applicable laws and regulations, vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which that service agent is the holder of record.

The presence at any shareholders' meeting, in person or by
proxy, of the holders of shares of the Fund holding 20% of
the outstanding shares of the Fund entitled to vote shall be necessary and sufficient to constitute a quorum for the transaction of business. If the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies with respect to the Proposal that did not receive the vote necessary for its passage or to obtain a quorum. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's outstanding shares present in person or by proxy at the Special Meeting.  The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal.  For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.
The Proposal requires the affirmative vote of the holders of not less than a majority of the Fund's outstanding shares of beneficial interest entitled to vote thereon. Abstentions and broker non-votes will have the effect of a "no" vote on the
Proposal.
Holders of record of the shares of the Fund at the close of
business on August 11, 2000 (the "Record Date"), as to any matter on which they are entitled to vote, will be entitled to one vote per share on all business of the Special Meeting.  As of August
11, 2000, there were ___________ shares of the Fund outstanding.
To the best of knowledge of Investment Funds as of August 11,
2000, [no person owned beneficially more than 5% of any class of the Acquiring Fund's outstanding shares].  To the best of
knowledge of Investment Series, as of August 11, 2000, [no person owned beneficially more than 5% of any class of the Fund's outstanding shares].
As of August 11, 2000, [less than 1% of the outstanding
shares of each of the Fund and the Acquiring Fund were owned directly or beneficially by the Trustees of Investment Series or the Directors of Investment Funds, respectively.]
Each of the Fund and the Acquiring Fund provides periodic
reports to all of its shareholders which highlight relevant information, including investment results and a review of portfolio changes. You may receive an additional copy of the most recent annual report for the Fund and a copy of any more recent semi-annual report for each of the Fund and the Acquiring Fund, without charge, by calling 800-451-2010 or writing to the Fund or the Acquiring Fund at the address shown at the beginning of this Proxy Statement/Prospectus.
PROPOSAL:  APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION
The Board of Trustees of Investment Series, on behalf of the
Fund, and the Board of Directors of Investment Funds, on behalf of the Acquiring Fund, including all of the Trustees/Directors who are not "interested persons" of such Funds (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Non-Interested Trustees" or "Non-Interested Board Members"), approved on July 17, 2000, an Agreement and Plan of Reorganization (the "Plan"). Subject to its approval by the shareholders of the Fund, the Plan provides for (a) the transfer of all of the assets and all of the stated liabilities of the
Fund to Investment Funds, on behalf of the Acquiring Fund, in exchange for shares of the corresponding class of the Acquiring
Fund and assumption by Investment Funds, on behalf of the
Acquiring Fund, of the Fund's liabilities; (b) the distribution of such Acquiring Fund shares to the shareholders of the Fund in complete liquidation of the Fund and the cancellation of the
Fund's outstanding shares; and (c) the termination of the Fund as a series of Investment Series (collectively, the
"Reorganization"). As a result of the Reorganization, each shareholder of the Fund will become a shareholder of the corresponding class of the Acquiring Fund and will hold, immediately after the closing of the Reorganization (the
"Closing"), that number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in the Fund as of the close of business on the Closing Date (as defined below).  The Closing is expected to occur on October 6, 2000, or on such later date as the parties may agree in writing (the "Closing Date").
SYNOPSIS
The following is a summary of certain information contained
in this Proxy Statement/Prospectus. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Prospectus of the Acquiring Fund, the Prospectus of the Fund and the Plan, the form of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders of the Fund should read this entire Proxy Statement/Prospectus carefully.
Introduction.  Like your Fund, the Acquiring Fund is managed by SSB Citi Fund Management LLC ("SSB Citi"), an affiliate of
Salomon Smith Barney Inc. ("Salomon Smith Barney").  However,
while Sandip Bhagat is the portfolio manager of your Fund, Timothy Woods is the portfolio manager of the Acquiring Fund. Whereas your Fund has capital appreciation as its investment objective, the Acquiring Fund has long-term growth of capital as its
investment objective. Moreover, the distributor, custodian and transfer agent of each of the Fund and the Acquiring Fund are identical. Whereas the Acquiring Fund has retained PFPC Global Financial Services, Inc. as a sub-transfer agent, the Fund has additionally retained PFS Shareholder Services as a sub-transfer agent. Further, where the Fund has retained Ernst & Young LLP as its independent auditors, the Acquiring Fund has retained KPMG LLP as its independent auditors.
If the Plan is consummated, shareholders of the Fund will
become shareholders of the corresponding class of the Acquiring
Fund. The Reorganization has been proposed as part of a broader initiative by SSB Citi to eliminate duplication and possible confusion in its mutual fund product offerings. Specifically, this Reorganization has been proposed as the Funds have
substantially similar investment objectives and policies and the Acquiring Fund is subject to lower total annual expense ratio.  Shareholders of the Fund will continue to enjoy the same shareholder privileges, such as systematic investment, automatic cash withdrawal and automatic dividend reinvestment, and access to professional service representatives upon becoming shareholders of the Acquiring Fund. Further, shareholders of the Acquiring Fund may exchange into the same class of any Smith
Barney Fund (provided that the Smith Barney Fund offers the
relevant class of shares), whereas shareholders of the Fund may only exchange into shares of certain Smith Barney Funds,
Concert brand funds or, in certain instances,
Citi FundsSM Cash Reserves.  Moreover, although many of the
services provided by PFS Shareholder Services, Inc. to the Fund are available to shareholders of the Acquiring Fund, PFS
Shareholder Services, Inc. will not provide services to the
Acquiring Fund. Each of the Fund and the Acquiring Fund declares dividends from net investment income and pays distributions of net realized capital gains, if any, annually. See "Dividends and
Other Distributions."  It is a condition of the Reorganization that each Fund receive an opinion of independent legal counsel that the Reorganization will be tax-free. This means that shareholders will not realize any capital gain or loss as a direct result of the Reorganization.
Proposed Transaction.  The aggregate net asset value of each class of voting shares of the Acquiring Fund (the "Shares") issued in exchange for the assets and liabilities of the corresponding class of the Fund will be equal to the net asset value of that class of the Fund as of the Closing Date.  Immediately following the transfer of Shares to the Fund, the Shares received by the
Fund will be distributed pro rata to the shareholders of record of the Fund on the Closing Date and the shares of the Fund will be cancelled.
For the reasons described below under "The Proposed Transaction-Reasons for the Proposed Transaction," the Board of Trustees of Investment Series on behalf of the Fund, including the Non-Interested Trustees, has concluded the following:
-	the Reorganization is in the best interests of the Fund
and its shareholders; and
-	the interests of the existing shareholders of the Fund
will not be diluted as a result of the Reorganization.
Accordingly, the Trustees recommend approval of the Plan.
If the Plan is not approved, the Fund will continue in existence unless other action is taken by the Trustees; such other action may include resubmitting the Plan for shareholder approval and termination and liquidation of the Fund.
Comparison of Investment Objectives and Policies. The investment objective of the Acquiring Fund is long-term growth of capital. The investment objective of the Fund is capital appreciation. The Acquiring Fund seeks to achieve its objective by investing primarily in equity securities of high growth companies that have a market capitalization within the market capitalization range of companies in the Russell 2000 Growth Index at the time of investment. The Fund seeks to achieve its objective by investing in U.S. companies with market capitalizations in the lowest 20% of all publicly-traded U.S. companies. Each Fund employs a style of stock selection which emphasizes individual stock selection based on high growth prospects. The Acquiring Fund compares its performance against the Russell 2000 Growth Index, while the Fund compares its performance against the Russell 2000 Stock Index. The Fund's investment restrictions are substantially similar to that of the Acquiring Fund, except as described in this Proxy Statement/Prospectus.
The Acquiring Fund may invest up to 10% and the Fund may invest up to 20% of its assets in foreign securities directly or in the form of depositary receipts representing an interest in those securities. Each Fund has adopted substantially similar fundamental investment restrictions with respect to its diversified status; issuing senior securities; underwriting securities; industry concentration; borrowing money; and purchasing or selling real estate, real estate mortgages, commodities or commodity contracts. Each Fund's fundamental investment restrictions may not be changed without the approval of the applicable Fund's shareholders. Each Fund has also adopted substantially similar non-fundamental investment policy with respect to investments in illiquid and restricted securities or in oil or other mineral leases, purchasing securities on margin, and investing in any company for the purpose of exercising control of management. The Fund has adopted certain additional non-fundamental restrictions with respect to, among other things, short sales, warrants and alcohol and tobacco manufacturers. The Acquiring Fund has adopted an additional non-fundamental restriction with respect to unseasoned issuers. While both Funds may use derivative contracts, such as futures and options on securities, securities indices and currencies; options on these futures; forward currency contracts; and interest rate and currency swaps, (i) to hedge against the economic impact of adverse changes in the market value of portfolio securities and
(ii) as a substitute for buying or selling securities, the Fund may engage in such activities to enhance return and the Acquiring Fund may engage in such activities as a cash management technique. Whereas the Fund may only lend up to 15% of the total value of its portfolio securities, the Acquiring Fund may lend its portfolio securities to the fullest extent permitted under the 1940 Act (in each case, these are fundamental investment restrictions).
Each Fund may also invest in preferred stock and convertible securities, short-term instruments, and repurchase and reverse repurchase agreements, each in accordance with any 1940 Act or other applicable limitations. Investors should refer to the respective prospectuses and statements of additional information of the Fund and the Acquiring Fund for a fuller description of each Fund's investment policies and restrictions. Whereas the Fund may only lend up to 15% of the total value of its portfolio securities, the Acquiring Fund may lend its portfolio securities to the fullest extent permitted under the 1940 Act (in each case, these are fundamental investment restrictions).
INVESTMENT OBJECTIVE AND POLICIES
OF THE ACQUIRING FUND AND THE FUND
The Acquiring Fund
Investment objective. The Acquiring Fund seeks long-term growth of capital.
Key investments. The Acquiring Fund invests primarily in equity securities of high growth companies. These companies possess a market capitalization within the market capitalization range of companies in the Russell 2000 Growth Index (the "Index") at the time of the Acquiring Fund's investment. The size of the companies in the Index changes with market conditions and the composition of the Index. As of September 30, 1999, the largest market capitalization of a company in the Index was $3.5 billion. Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity securities and warrants and rights relating to equity securities. The Acquiring Fund may invest up to 35% of its assets in equity securities of companies with market capitalizations outside the range of companies in the Index.
Selection process. The manager focuses on small capitalization companies that exhibit attractive growth characteristics. The manger selects individual stocks for investment by identifying those companies which exhibit the most favorable growth prospects. In selecting individual companies for investment, the manager considers:
? Growth characteristics, including high historic growth rates and high forecasted growth of sales, profits and return on equity
? Innovative companies at the cutting edge of positive and dynamic demographic and economic trends
? Products and services that give the company a competitive advantage
? Skilled management committed to long-term growth
? Potential for a long-term investment by the fund
The manager uses a disciplined investment process to identify small financially sound growth companies that exhibit the potential to become much larger and more successful. Elements of this process include fundamental research, evaluation of key management and screening techniques.
Principal risks of investing in the Acquiring Fund.
Investors could lose money on their investment in the Acquiring
Fund, or the Acquiring Fund may not perform as well as other investments, if:
? Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or a slowdown of economic growth
? U.S. stock markets perform poorly relative to other types of investments
? An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests
? Small capitalization stocks underperform mid capitalization and large capitalization stocks
? The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock proves to be incorrect
Because the Acquiring Fund invests primarily in small capitalization growth companies, an investment in the Acquiring
Fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and more erratic businesses. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks.
Who may want to invest. The Acquiring Fund may be an appropriate investment if you:
? Are seeking to participate in the long term potential of small capitalization growth companies
? Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies
? Are willing to accept the risks of the stock market and the special risks and potential long-term rewards of investing in smaller companies with limited track records
? Are seeking diversification
The Fund
Investment objective.  The Fund seeks capital appreciation.
Key investments. The Fund invests in common stocks of small sized companies considered by the manager to be "emerging growth" companies. These are primarily domestic companies, in the early stages of their life cycles, characterized by relatively high earnings growth. The manager selects investments from among companies that have market capitalizations in the lowest 20% of all publicly traded U.S. companies.
How the manager selects the Fund's investments. The manager emphasizes individual security selection while spreading investments among many industries and sectors. The manager uses quantitative analysis to identify individual companies that it believes offer exceptionally high prospects for growth. The manager purchases these companies' stocks when it believes they are reasonably priced. This style of stock selection is commonly known as "growth at a reasonable price." Quantitative methods are also used to control portfolio risk related to broad macroeconomic factors, such as interest rate changes. The manager selects investments for their potential capital appreciation; any ordinary income is incidental. In selecting individual companies for investment, the manager looks for:
? Above average earnings growth
? A pattern of reported earnings that exceed market expectations
? Rising earnings estimates over the next several quarters
? High relative return on invested capital
? Reasonable price/earnings multiple
Principal risks of investing in the Fund. Investors could lose money on their investment in the Fund, or the Fund may not perform as well as other investments, if any of the following occurs:
? Stock prices decline generally
? Small cap companies fall out of favor with investors
? The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect
? A particular product or service developed by a small cap company is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock
Compared to large, established companies, small cap companies are more likely to have limited product lines, limited capital resources and less experienced management. In addition, securities of small cap companies are more likely to:
? Experience sharper swings in market value
? Be harder to sell at times and prices the manager believes appropriate
? Offer greater potential for gains and losses
Who may want to invest in the Fund. The Fund may be an appropriate investment if you:
? Are seeking to participate in the long term growth potential of small cap companies
? Currently have exposure to fixed income investments and less volatile equity investments and wish to broaden your investment portfolio
? Are willing to accept the risks of investing in the stock market and the special risks of investing in emerging growth companies with limited track records
INVESTMENT MANAGEMENT FEES AND EXPENSES
Investment Series, on behalf of the Fund, and Investment
Funds, on behalf of the Acquiring Fund, each retain SSB Citi, pursuant to separate contracts, to manage the daily investment and business affairs of the Fund and the Acquiring Fund, respectively, subject to the policies established by their respective governing boards. The expenses of each Fund are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.
The Acquiring Fund. The Acquiring Fund's investment manager is SSB Citi. The manger's address is 388 Greenwich Street, New
York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services-asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading-and use diverse channels to make them available to consumer and corporate customers around the world. Under an investment advisory agreement, the Acquiring Fund pays SSB Citi a fee computed daily and paid monthly at an aggregate annual rate of 0.75% of the value of its average daily net assets. The total investment management fee incurred and paid by the Acquiring Fund for the six months ended March 31, 2000 was $________.
The Acquiring Fund's total expense ratio (total annual operating expenses as a percentage of average net assets) for each class of its shares for the fiscal year ending September 30, 2000 is set forth below under "Annual Fund Operating Expenses." SSB
Citi projects that if the proposed Reorganization is effected, the expense ratio for each class of the Acquiring Fund will be unchanged for the year ending September 30, 2000. The actual expense ratio for the Acquiring Fund for the year ending September 30, 2000 may be higher or lower than as set forth below, depending upon the Acquiring Fund's performance, general stock market and economic conditions, sales and redemptions of the Acquiring Fund's shares (including redemptions by former shareholders of the Fund), and other factors.
Timothy Woods, CFA, investment officer of the manager and managing director of Salomon Smith Barney, is responsible for the day-to-day management of the Acquiring Fund's portfolio. Mr.
Woods has more than 15 years of securities business experience.
Prior to July 1999, he was a Principal at Bankers Trust Company and manager of the Small-Mid Cap Growth Team.
The Fund.  The Fund's investment manager is also SSB Citi.
SSB Citi has been in the
investment counseling business since 1968 and renders investment management and administration services to a wide variety of individual, institutional and investment company clients having aggregate assets under management as of [December 31, 1999] in excess of [$119] billion. SSB Citi selects the Fund's investments and oversees its operations. Under an investment advisory agreement, the Fund pays SSB Citi a fee computed daily and paid monthly at the annual rate of 0.65% of the Fund's average daily net assets. The total investment management fees paid by the Fund for the fiscal year ended October 31, 1999 were $________.
Sandip Bhagat, President of Travelers Investment Management
Company, an affiliate of Solomon Smith Barney, has been responsible for the day-to-day management of the Fund since 1997.
Mr. Bhagat's management discussion and analysis of the Fund's performance during the fiscal year ended December 31, 1999 is included in the Fund's Annual Report to Shareholders dated
December 31, 1999.
The estimated expenses of the Acquiring Fund and the actual expenses for the Fund for the fiscal years ended September 30, 2000 and October 31, 1999, respectively, and pro forma expenses following the proposed restructuring are outlined below:
ANNUAL FUND OPERATING EXPENSES
Small Cap Growth Fund*
Class A
Class B
Class
1*
Shareholder Transaction Expenses



Maximum sales charge imposed on
purchases
(as a percentage of offering price)
5.00%
None
[8.50%]
Maximum CDSC
(as a percentage of original cost
or redemption proceeds, whichever
is lower)


None**


5.00%


None
Annual Fund Operating Expenses



(as a percentage of average net
assets)



Management fees
0.75%
0.75%
0.75%
12b-1 fees
0.25%
1.00%
0.00%
Other expenses
0.34%
0.37%
0.37%
TOTAL ANNUAL FUND OPERATING EXPENSES
1.34%
2.12%
1.12%

Small Cap Fund
Class A
Class B
Class 1
Shareholder Transaction Expenses



Maximum sales charge imposed on
purchases
(as a percentage of offering price)
5.00%
None
8.50%
Maximum CDSC
(as a percentage of original cost
or redemption proceeds, whichever
is lower)


None**


5.00%


None
Annual Fund Operating Expenses



(as a percentage of average net
assets)



Management fees
0.65%
0.65%
0.65%
12b-1 fees
0.25%
1.00%
0.00%
Other expenses
0.65%
0.66%
0.60%
TOTAL ANNUAL FUND OPERATING EXPENSES
1.55%
2.31%
1.25%


Small Cap Growth Fund (Pro Forma)
Pro
Forma
Class A
Pro
Forma
Class B
Pro
Forma
Class
1*
Shareholder Transaction Expenses



Maximum sales charge imposed on
purchases
(as a percentage of offering price)
5.00%
None
[8.50%]
Maximum CDSC
(as a percentage of original cost
or redemption proceeds, whichever
is lower)


None**


5.00%


None
Annual Fund Operating Expenses



(as a percentage of average net
assets)



Management fees
0.75%
0.75%
0.75%
12b-1 fees
0.25%
1.00%
0.00%
Other expenses
0.21%
0.21%
0.37%
TOTAL FUND OPERATING EXPENSES
1.21%
1.96%
1.12%
*	Shares of the Acquiring Fund had not commenced operations as of September 30, 1999.  The amounts shown are amounts
estimated to be charged for the fiscal year ending September
30, 2000.
**	You may buy Class A Shares in amounts of $1,000,000 or more
at net asset value (without an initial sales charge) but if
you redeem those shares within 12 months of their purchase,
you will pay a deferred sales charge of 1.00%.
Example.  This Example is intended to help you compare the
cost of investing in each of the Funds. The Example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes your investment has a 5% return each year and that each Fund's annual operating expenses remain the same.
Although your actual costs maybe higher or lower, based on these assumptions your costs would be:
Small Cap Growth Fund
1 year
3 years
5 years
10
years*
An Investor would pay the following
expenses on a $10,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each time
period:




Class A
	$630
	$	903
	$1,197
	$2,032
Class B
	$715
	$964
	$1,239
	$2,253
Class 1
	$954
	$1,176
	$1,414
	$2,097
An investor would pay the following
expenses on the same investment,
assuming the same annual return and no
redemption:




Class A
	$	630
	$903
	$	1,197
	$2,032
Class B
	$	215
	$604
	$	1,139
	$2,253
Class 1
	$95
	$1,176
	$1,414
	$2,097

Small Cap Fund
1 year
3 years
5 years
10
years*
An Investor would pay the following
expenses on a $10,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each time
period:




Class A
	$	650
	$	 965
	$	1,302
	$	2,253
Class B
	$	734
	$ 	1,021
	$	1,335
	$	2,456
Class 1
	$	967
	$ 	1,213
	$	1,478
	$	2,233
An investor would pay the following
expenses on the same investment,
assuming the same annual return and no
redemption:




Class A
	$	650
	$	 965
	$	1,302
	$	2,253
Class B
	$	234
	$	 721
	$1,235
	$2,456
Class 1
	$	967
	$ 	1,213
	$	1,478
	$	2,233


Small Cap Growth Fund (Pro Forma)
Pro
Forma
1 year
Pro
Forma
3 years
Pro
Forma
5 years
Pro
Forma
10
years*
An Investor would pay the following
expenses on a $10,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each time
period:




Class A
	$617
	$	865
	$1,132
	$	1,893
Class B
	$699
	$915
	$	1,157
	$	2,091
Class 1
	$954
	$1,176
	$1,414
	$2,097
An investor would pay the following
expenses on the same investment,
assuming the same annual return and no
redemption:




Class A
	$	617
	$	865
	$	1,132
	$	1,893
Class B
	$	199
	$615
	$	1,057
	$2,091
Class 1
	$954
	$1,176
	$1,414
	$2,097
*	Ten-year figures assume conversion of Class B shares to
Class A shares at the end of the eighth year following the date of purchase.
The above examples assume reinvestment of all dividends and distributions. The examples should not be considered representations of past or future expenses. Actual Fund expenses can vary from year to year and may be higher or lower than those shown. Please refer to each Fund's prospectus and statement of additional information for a more detailed discussion of the fees and expenses applicable to each class of shares of a Fund. DISTRIBUTION OF SHARES AND OTHER SERVICES
As of June 5, 2000, Salomon Smith Barney distributes shares of each Fund as principal underwriter and, as such, conducts a continuous offering pursuant to a "best efforts" arrangement requiring Salomon Smith Barney to take and pay for only such securities as may be sold to the public. Prior to that time, CFBDS, Inc., located at 21 Milk Street, Boston, Massachusetts 02109-5408, acted as distributor of each Fund's shares. With respect to the Fund, Salomon Smith Barney has entered into a selling agreement with PFS Distributors, Inc. (on behalf of PFS Investments, Inc.) and with one or more other service agents giving the service agents the rights to sell shares of the Fund. Each Fund has adopted a plan of distribution under Rule 12b-1 under the 1940 Act (a "Plan").
With respect to the Acquiring Fund, Salomon Smith Barney is paid a service fee for Class A and Class B shares at the annual rate of 0.25% of the average daily net assets of the respective Class under the Plan. Salomon Smith Barney is also paid a distribution fee with respect to Class B shares of the Acquiring Fund at the annual rate of 0.75% of the average daily net assets attributable to that Class. The fees are used by Salomon Smith Barney to pay its financial consultants for servicing shareholder accounts and, in the case of Class B shares, to cover expenses primarily intended to result in the sale of those shares.
With respect to Class A shares of the Fund, the Fund pays
PFS Distributors, Inc. and Salomon Smith Barney, as administrative agents for "PFS Accounts" (i.e., accounts held by PFS Shareholder Services, Inc.) and other accounts, respectively (the "Administrative Agents") 0.25% per annum of its average daily net assets attributable to such class of shares as a service fee. The service fee is intended to cover shareholder and account maintenance services provided to Class A shareholders of the Fund by financial professionals. Class B shares of the Fund are subject to a combined annual distribution fee and service fee at the rate of 1.00% of the Fund's aggregate average daily net assets attributable to such class of shares, which fees are paid to the Administrative Agents. Payments are made by the Fund under the Class B Plan of 0.25% per annum, and distribution fee payments of 0.75% per annum, of the aggregate average daily net assets attributable to Class B shares. The distribution fee payments are used as compensation for sales and promotional activities and marketing of the Class B shares of the Fund. These expenditures may consist of sales commissions to financial professionals for selling Class B shares, compensation, sales incentives and payments to sales and marketing personnel, and the payment of expenses incurred in its sales and promotional activities, including advertising expenditures related to the Class B shares of the Fund and the costs of preparing and distributing promotional materials with respect to the Class B shares.
Class 1 shares of the Funds are not subject to any distribution fees. Class B shares of each Fund that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee.
Payments under the above Plans are not tied exclusively to the distribution and shareholder service expenses actually incurred by Salomon Smith Barney or PFS Distributors, Inc. and the payments may exceed distribution expenses actually incurred by the Funds.
PURCHASE, REDEMPTION AND EXCHANGE INFORMATION
The purchase, redemption and exchange procedures and privileges with respect to the Fund are substantially similar to those of the Acquiring Fund. However, whereas shareholders of the Fund may only exchange into shares of certain Concert brand funds or of Citi FundsSM Cash Reserves, shareholders of the Acquiring Fund may exchange into the same class of any Smith Barney Fund (provided that the Smith Barney Fund offers the relevant class of shares). Furthermore, while the Fund permitted telephone redemptions, and did not require signature guarantees for mail redemptions, of $50,000 or less, the Acquiring Fund limits such amounts to $10,000 or less. Moreover, although many of the services provided by PFS Shareholder Services, Inc. to the Fund are available to shareholders of the Acquiring Fund, PFS Shareholder Services, Inc. will not provide services to the Acquiring Fund. Please refer to each Fund's prospectus and statement of additional information for a more detailed discussion of the purchase, redemption and exchange procedures and privileges applicable to each class of a Fund.
DIVIDENDS AND OTHER DISTRIBUTIONS
Each Fund declares dividends from net investment income and pays distributions of net realized capital gains, if any, annually. Each Fund intends to distribute any net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made if necessary. Whereas the Acquiring Fund expects distributions to be primarily from income, the Fund expects distributions to be primarily from gain. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year in which it is declared. Dividends and distributions of each Fund will be invested in additional shares of the applicable Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash.
If the Plan is approved by the Fund's shareholders, then as soon as practicable before the Closing Date, the Fund will pay or have paid its shareholders a cash distribution of substantially all undistributed 2000 net investment income and undistributed realized net capital gains.
TAX CONSEQUENCES
The Fund and the Acquiring Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Fund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction -- Federal Income Tax Consequences." PRINCIPAL INVESTMENTS AND RISK FACTORS
General.  As described above, the Fund and the Acquiring
Fund have substantially similar investment objectives and policies and pursue their respective objectives in a similar manner. Accordingly, the Funds engage in investment practices and techniques that are substantially similar. A more complete description of the investment practices and limitations of the Acquiring Fund is contained in the prospectus and statement of additional information of the Acquiring Fund, dated October 11, 1999, as supplemented from time to time, a copy of which is included herewith, and in the Statement of Additional Information of the Fund and the Acquiring Fund dated ________, 2000 (relating to the proposed Reorganization) which is incorporated herein by reference. Please refer to each Fund's prospectus and statement of additional information for a more detailed discussion of the specific investment practices and risks of the applicable Fund. Because of their substantially similar investment policies, the Funds are exposed to similar risks. The following summarizes those principal investment policies and related risk factors:
Equity Securities.  Common stocks represent an equity
(ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.
Small Capitalization Companies. Small companies (those companies that have market capitalizations in the lowest 20% of all publicly traded U.S. companies) may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of small companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by a Fund of small company securities in order to meet redemptions may require the Fund to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.
Preferred Stocks and Convertible Securities. The Funds may invest in convertible debt and preferred stocks. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.
Warrants. Warrants acquired by the Funds entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.
Illiquid and Restricted Securities. The Funds may invest up to 15% of its assets in securities (excluding those subject to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), with contractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing from two business days through seven calendar days, (c) to the extent that a liquid secondary market does not exist for the instruments, futures contracts and options on those contracts and (d) other securities that are subject to restrictions on resale that the investment adviser has determined are not liquid under guidelines established by a Fund's governing board.
Foreign Securities. The Acquiring Fund may invest up to 10% and the Fund may invest up to 20% of its assets in securities of foreign issuers, including securities denominated in foreign currencies. These investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. Additionally, dividends or interest payable on foreign securities, and in some cases capital gains, may be subject to foreign withholding or other foreign taxes. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than U.S. dollars. Certain of the foreign securities held by the fund may not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
ADRs. The Funds may purchase ADRs or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. A Fund may invest in ADRs through both sponsored and unsponsored arrangements.
Repurchase Agreements. The Funds may enter into repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only upon receipt of fully adequate collateral and only with commercial banks (whether U.S. or foreign) and registered broker-dealers. Repurchase agreements may also be viewed as loans made by the fund which are collateralized primarily by the securities subject to repurchase. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevent from exercising its rights to dispose of the collateral securities. Pursuant to policies established by the Fund's governing board, the investment adviser monitors the creditworthiness of all issuers with which the Fund enters into repurchase agreements.
Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a money market instrument by a Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of U.S. government securities or cash or cash equivalents to cover its obligations under reverse repurchase agreements with broker-dealers and other financial institutions. The Fund will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Under the 1940 Act, reverse repurchase agreements may be considered borrowing by the seller.
Short Term Instruments. The Funds may invest in short term and money market instruments. Money market instruments in which a Fund may invest include: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Derivative contracts. The Funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices and currencies; options on these futures; forward currency contracts; and interest rate and currency swaps for any of the following purposes:
? To hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in stock market prices
? As a substitute for buying or selling securities
? In the case of the Fund, to enhance total return and in the case of the Acquiring Fund, as a cash management technique

A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.
Special Risks of Using Futures Contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.
At best, the correlation between changes in prices of futures contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for debt securities or currencies, including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.
Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Where a Fund enters into futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other Fund assets.
Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Defensive investing. The Funds may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal. A Fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.
Investment goal. The Fund's investment goal is not fundamental and may be changed without shareholder approval by the fund's board of trustees.
THE PROPOSED TRANSACTION
Description of the Plan. As stated above, the Plan provides for the transfer of all of the assets of the Fund to the Acquiring Fund in exchange for that number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares held in the Fund as of the close of business on the business day preceding the date of the Closing. The Acquiring Fund will assume all of the liabilities of the Fund. In connection with the Closing, the Fund will distribute the shares of the corresponding class of shares of common stock of the Acquiring Fund received in the exchange to the shareholders of the Fund in complete liquidation of the Fund. The Fund will be terminated as a series of Investment Series.
Upon completion of the Reorganization, each shareholder of the Fund will own that number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in the Fund immediately as of the close of business on the Closing Date. Each Fund shareholder's account with the Acquiring Fund will be substantially similar in all material respects to the accounts currently maintained by the Fund's sub-transfer agent for such shareholder. [Some of the outstanding shares of beneficial interest of the Fund are represented by physical certificates; however, in the interest of economy and convenience, shares of the Fund generally are not represented by physical certificates, and shares of the Acquiring Fund issued to Fund shareholders similarly will be in uncertificated form. Certificates representing shares of the Fund will be cancelled after the Closing.]
Until the Closing, shareholders of the Fund will, of course, continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund's sub-transfer agent of a redemption request in proper form. Redemption requests received by the sub-transfer agent thereafter will be treated as requests received for the redemption of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization. The obligations of Investment Series, on behalf of the Fund, and Investment Funds, on behalf of the Acquiring Fund, under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. The Fund and the Acquiring Fund are in the process of making the necessary filings. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the Closing by action of the Trustees/Directors of either Investment Series or Investment Funds, notwithstanding the approval of the Plan by the shareholders of the Fund. However, no amendment may be made that materially adversely affects the interests of the shareholders of the Fund without obtaining the approval of the Fund's shareholders. The Fund and the Acquiring Fund may at any time waive compliance with certain of the covenants and conditions contained in the Plan.
The Plan provides that the obligations of Investment Series are not personally binding upon any of its Trustees, shareholders, nominees, officers, agents, or employees, but binds only the property of the Fund as provided in the Declaration of Trust of Investment Series. Moreover, no series of Investment Series is responsible for the obligations of Investment Series under the Plan, and all persons must look only to the assets of the Fund to satisfy the obligations of Investment Series under the Plan. The execution and the delivery of the Plan have been authorized by the Board of Trustees of Investment Series, on behalf of the Fund, and the Plan has been signed by authorized officers of Investment Series acting as such, and neither such authorization by such Trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally. For a complete description of the terms and conditions of the Reorganization, see the Plan at Exhibit A.
[SSB Citi will assume and pay all of the expenses that are solely and directly related to the Reorganization, which expenses are estimated to be approximately $_______.] Shareholders have no rights of appraisal.
REASONS FOR THE PROPOSED TRANSACTION
At a [telephonic] meeting of Investment Series' Board of
Trustees held on July 17, 2000, the Trustees, including all of the Non-Interested Trustees, were presented with materials discussing the benefits which would accrue to the shareholders of the Fund if the Fund were to reorganize with and into the Acquiring Fund. For the reasons discussed below, the Board of Trustees of Investment Series, including all of the Non-Interested Trustees, has determined that the proposed Reorganization is in the best interests of the Fund and its shareholders and that the interests of the shareholders of the Fund will not be diluted as a result of the proposed Reorganization.
The proposed combination of the Fund and the Acquiring Fund will allow the shareholders of the Fund to continue to participate in a portfolio governed by similar investment objectives and policies that is professionally managed by SSB Citi. The Board of Trustees of Investment Series believes that shareholders of the Fund will benefit from the proposed Reorganization because the Acquiring Fund offers the following benefits:
Enhanced Flexibility with Respect to Portfolio Investments.
As stated previously the Reorganization is being proposed as part of a broader initiative by SSB Citi to eliminate duplication and possible confusion in its mutual fund product offerings. SSB Citi believes that the combination of the Funds which have substantially similar investment objectives and policies into a single larger fund may increase economic and other efficiencies for investors and SSB Citi, and may ultimately result in a lower total annual expense ratio for investors. SSB Citi also believes that a larger asset base could provide portfolio management benefits such as greater diversification and the ability to command more attention from brokers and underwriters. In light of the foregoing, it is anticipated that the Acquiring Fund may achieve a higher level of return over a year's time than the Fund. As discussed in detail herein, the total operating expenses of the Acquiring Fund are also currently (and are projected to be following the Closing of the Reorganization) lower than the corresponding expenses incurred by the Fund.
Lower Fees and Expenses. If the proposed transaction is approved, shareholders of the Fund may benefit from lower total fund expenses. See "Investment Management Fees and Expenses" and "Annual Fund Operating Expenses".
As set forth above, as of their most recent fiscal year end, each class of shares of the Fund has higher total annual operating expenses than the corresponding class of the Acquiring Fund. As a result of the Reorganization, shareholders of the Fund will be investing in the corresponding class of the Acquiring Fund with expenses that are currently between [0.30%] and [0.31%] lower than those of the relevant class of the Fund. [If the Reorganization is consummated, the Acquiring Fund's net expense ratio for each class of its shares is estimated to remain unchanged for the year ending September 30, 2000.] Going forward, shareholders should benefit from economies of scale through lower expense ratios and higher net income distributions over time since some of the fixed expenses currently paid by the Acquiring Fund, such as accounting, legal and printing costs, would also be spread over a larger asset base.
Due to a combination of factors, including the relatively small size of the Fund, past and prospective sales of the Fund and current market conditions, the Trustees and management of Investment Series believe the Fund and its shareholders would benefit from a tax-free reorganization with [a larger] fund with substantially similar investment objectives and policies and with a lower total annual expense ratio. Accordingly, it is recommended that the shareholders of the Fund approve the Reorganization with the Acquiring Fund.
The Board of Trustees of Investment Series, in recommending the proposed transaction, considered a number of factors, including the following:
(1) the Reorganization will result in a single larger fund, which, may increase economic and other efficiencies (e.g., eliminating one of the two sets of prospectuses, annual reports and other documents required for two Funds), and may result in a lower expense ratio;
(2) a larger asset base could provide portfolio management benefits, such as greater diversification and the ability to command more attention from brokers and underwriters;
(3) the positive compatibility of the Acquiring Fund's investment objectives, policies and restrictions with those of the Fund;
(4) the tax-free nature of the Reorganization;
(5) the potential opportunity for higher income levels and higher annual return;
(6) the lower total annual expense ratio of the Acquiring
Fund;
(7) the terms and conditions of the Reorganization and that it should not result in a dilution of Fund shareholder interests; and
(8) the level of costs and expenses to the Fund of the proposed Reorganization.
DESCRIPTION OF THE SECURITIES TO BE ISSUED
General.  The Fund is a diversified series of Investment
Series, a business trust organized under the laws of The Commonwealth of Massachusetts on January 29, 1987, and is registered with the SEC as an open-end management investment company. The Acquiring Fund is a diversified series of Investment Funds, a corporation incorporated under the laws of the State of Maryland on September 29, 1981, and is registered with the SEC as a diversified, open-end management investment company. The Fund currently offers shares of beneficial interest classified into three Classes: A, B and 1. The Acquiring Fund currently offers shares of common stock classified into four Classes: A, B, L and Y and will offer Class 1 shares upon the closing of the Reorganization. Each Class of shares represents an identical pro rata interest in the relevant Fund's investment portfolio. As a result, the Classes of each Fund have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the amount of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and
(g) the conversion feature of the Class B Shares.
Each share of each class of a Fund represents an interest in that class of the Fund that is equal to and proportionate with each other share of that class of the Fund. Shareholders are entitled to one vote per share (and a proportionate fractional vote per each fractional share) held on matters on which they are entitled to vote.
Voting Rights. Neither Fund is required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing or removing Trustees or Directors, as applicable, changing fundamental policies or approving an investment management contract. In the event that shareholders of a Fund wish to communicate with other shareholders concerning the removal of any Trustee or Director, as applicable, such shareholders shall be assisted in communicating with other shareholders for the purpose of obtaining signatures to request a meeting of shareholders, all in the manner provided in Section 16(c) of the 1940 Act as if Section 16(c) were applicable.
Board.  The By-Laws of Investment Funds and of Investment
Series provide that the term of office of each Director/Trustee shall be from the time of his or her election and qualification until the next annual meeting of shareholders and until his or her successor shall have been elected and shall have qualified. Any Director/Trustee of Investment Funds or Investment Series may be removed by the vote of at least a majority of the outstanding shares then entitled to be cast for the election of Directors/Trustees. Vacancies on the Boards of Investment Funds or Investment Series may be filled by the Directors/Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional Directors/Trustees whenever fewer than a majority of the Directors/Trustees then in office were elected by shareholders and to fill vacancies if less than two-thirds of the Directors/Trustees then holding office have been elected by the shareholders.
Liquidation or Termination. In the event of the liquidation or termination of the Acquiring Fund or the Fund, the shareholders of each Fund are entitled to receive, when and as declared by the Directors/Trustees, the excess of the assets over the liabilities belonging to the relevant Fund. In either case, the assets so distributed to shareholders will be distributed among the shareholders in proportion to the number of shares of the class held by them and recorded on the books of the relevant Fund. The net asset value of the classes of shares would differ due to differences in expense ratios.
Liability of Directors/Trustees.  The Articles of
Incorporation of Investment Funds and the Declaration of Trust of Investment Series provide that the Directors/Trustees and officers shall not be liable for monetary damages for breach of fiduciary duty as a Director/Trustee or officer, except to the extent such exemption is not permitted by law.
Rights of Inspection. Maryland law permits any shareholder of the Acquiring Fund or any agent of such shareholders to inspect and copy, during usual business hours, the By-Laws, minutes of shareholder proceedings, annual statements of the affairs and voting trust agreements (if any) of the Acquiring Fund on file at its principal office. The Declaration of Trust of Investment Series permits any shareholder of the Fund or his agent to inspect and copy during normal business hours the By-Laws, minutes of the proceedings of shareholders and annual financial statements of the Fund (including a balance sheet and financial statements of operations) on file, at its principal offices.
Shareholder Liability. Under Maryland law, shareholders of the Acquiring Fund do not have personal liability for corporate acts and obligations. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a fund. The Declaration of Trust for Investment Series, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by that Fund or its Trustees. Moreover, the Declaration of Trust provides for indemnification out of the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder of the Fund incurring financial loss on account of shareholder liability is considered by SSB Citi remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.
Shares of the Acquiring Fund issued to the holders of shares of beneficial interests in the Fund pursuant to the Reorganization will be fully paid and nonassessable when issued, transferable without restrictions and will have no preemptive rights.
The foregoing is only a summary of certain characteristics of the operations of Investment Funds and Investment Series. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of trust documents and state laws governing each Fund for a more thorough description. FEDERAL INCOME TAX CONSEQUENCES
The Reorganization is conditioned upon the receipt by Investment Series, on behalf of the Fund, and by Investment Funds, on behalf of the Acquiring Fund, of an opinion from Willkie Farr & Gallagher, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Fund in exchange solely for Shares and the assumption by the Acquiring Fund of all of the liabilities of the Fund, followed by the distribution of such Shares to Fund shareholders in exchange for their shares of the Fund in complete liquidation of the Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of liabilities of the Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Fund's shareholders in exchange for their shares of the Fund; (iii) the basis of the assets of the Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Fund immediately prior to the transfer; (iv) the holding period of the assets of the Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange for Shares and the assumption by the Acquiring Fund of all of the liabilities of the Fund; (vi) no gain or loss will be recognized by the shareholders of the Fund upon the receipt of Shares solely in exchange for their shares of the Fund as part of the transaction; (vii) the basis of Shares received by the shareholders of the Fund will be the same as the basis of the shares of the Fund exchanged therefor; and (viii) the holding period of Shares received by the shareholders of the Fund will include the holding period during which the shares of the Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Fund were held as capital assets in the hands of the shareholders of the Fund.
While neither Investment Series nor Investment Funds is aware of any adverse state or local tax consequences of the proposed Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.
LIQUIDATION AND TERMINATION OF SERIES
If the Reorganization is effected, the Fund will be liquidated and terminated as a series of Investment Series, and the Fund's outstanding shares will be cancelled.
PORTFOLIO SECURITIES
If the Reorganization is effected, SSB Citi will analyze and evaluate the portfolio securities of the Fund being transferred to the Acquiring Fund. Consistent with the Acquiring Fund's investment objective and policies, any restrictions imposed by the Code and the best interests of the Acquiring Fund's shareholders (including former shareholders of the Fund), SSB Citi will determine the extent and duration to which the Fund's portfolio securities will be maintained by the Acquiring Fund. [It is possible that there may be a significant rebalancing of the Fund's portfolio securities in connection with the Reorganization.] Subject to market conditions at the time of any such rebalancing, the disposition of the Fund's portfolio securities may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold.
PORTFOLIO TURNOVER
The portfolio turnover rate for the Acquiring Fund (i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less)), for the four months ended March 31, 2000 was 27%. The portfolio turnover rate for the Fund for the year ended October 31, 1999 was 115%. CAPITALIZATION
Pro Forma Capitalization (Unaudited). The following table sets forth the unaudited capitalization of each class of each of the Acquiring Fund and the Fund as of June 30, 2000 as adjusted giving effect to the Reorganization discussed herein:1


ACQUIRING
FUND
THE
FUND
PRO FORMA
ADJUSTMENTS
PRO FORMA
COMBINED

(Actual)
(Actual)


	Class A




Net Assets
	47,824,273
	179,546,700

	227,371,063
Net Asset
Value Per
Share

	16.79

	23.06



	16.79
Shares
Outstanding

	2,848,533

	7,786,206

	10,693,674

	13,542,207
	Class B




Net Assets
	74,823,594
	177,574,558

	252,398,152
Net Asset
Value Per
Share

	16.73

	21.85



	16.73
Shares
Outstanding

	4,472,943

	8,126,209

	10,614,140

	15,087,082
	Class 1*




Net Assets
	-
	13,230,406

	13,230,406
Net Asset
Value Per
Share

	16.79

	23.43



	16.79
Shares
Outstanding

	-

	564,587

	787,993

	787,993
	Class L




Net Assets
	56,476,668
	-

	56,476,668
Net Asset
Value Per
Share

	16.73

	-



	16.73
Shares
Outstanding

	3,375,915

	-

	-

	3,375,915
	Class Y




Net Assets
	111,628,505
	-

	111,628,505
Net Asset
Value Per
Share

	16.81

	-



	16.81
Shares
Outstanding

	6,640,334

	-

	-

	6,640,334
__________________
1	Assumes the Reorganization had been consummated on June 30,
2000, and is for information purposes only.  No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Fund on the date the
Reorganization takes place, and the foregoing should not be
relied upon to reflect the number of shares of the Acquiring
Fund that actually will be received on or after such date.
*	Assumes subscriptions of Class 1 shares in acquiring fund at
Class A NAV.
Total return is a measure of the change in value of an
investment in a fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the fund rather than paid to the investor in cash.  The formula for total return used by a fund is
prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the fund that would be purchased by a hypothetical $1,000 investment in the fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the redemption value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a fund.
ADDITIONAL INFORMATION ABOUT THE FUNDS
As noted above, additional information about Investment
Series, with respect to the Fund, and Investment Funds, with respect to the Acquiring Fund, and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Smith Barney Mutual Funds, 388 Greenwich Street, New York, New York 10013, or by calling (800) 451-2010.
Each Fund is subject to the informational requirements of
the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith, files reports, proxy material and other information about the applicable Fund with the Commission.
Such reports, proxy material and other information can be
inspected and copied at the Public Reference Room (202-942-8090) maintained by the Commission at 450 Fifth Street, N.W.,
Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange
Commission 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or without charge from the Commission at publicinfo@sec.gov. Copies of such material can also be obtained from Smith Barney Mutual Funds, 388 Greenwich Street, New York,
New York  10013, or by calling (800) 451-2010.
INTERESTS OF CERTAIN PERSONS
SSB Citi and certain of the Acquiring Fund's service
providers have a financial interest in the Reorganization, arising from the fact that their respective fees under their respective agreements with the Acquiring Fund will increase as the amount of the Acquiring Fund's assets increases; the amount of those assets will increase by virtue of the Reorganization.
THE BOARD MEMBERS OF INVESTMENT SERIES RECOMMEND THAT THE SHAREHOLDERS OF THE FUND VOTE IN FAVOR OF THIS PROPOSAL.
ADDITIONAL INFORMATION
General.  The cost of preparing, printing and mailing the
enclosed proxy card(s) and Proxy Statement/Prospectus and all other costs incurred in connection with the solicitation of
proxies, including any additional solicitation made by letter, telephone or telegraph, will be paid by SSB Citi. In addition to solicitation by mail, certain officers and representatives of Investment Series, officers and employees of SSB Citi and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.
When the Fund records proxies by telephone, it will use
procedures designed to (i) authenticate shareholders' identities,
(ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and (iii) confirm that their instructions have been properly recorded.
To participate in the Special Meeting, the shareholder may
submit the proxy card originally sent with the Proxy Statement/Prospectus or attend in person. Any proxy given by a shareholder is revocable until voted at the Special Meeting. Proposals of Shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Special Meeting, if any, should send their written proposals to the Secretary of Investment Series, c/o Smith Barney Mutual Funds, 388 Greenwich Street, New York, New
York 10013, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.
Other Matters to Come Before the Special Meeting.  No Board
member is aware of any matters that will be presented for action at the Special Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of Investment Series and/or the Fund.
PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.
By order of the Board of Trustees,
/s/	Christina T. Sydor
Christina T. Sydor
Secretary

INDEX OF EXHIBITS
Exhibit A:	Form of Agreement and Plan of Reorganization



EXHIBIT A
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of _________, 2000, between Concert
Investment Series(r) ("Investment Series"), a Massachusetts business trust with its principal place of business at 388 Greenwich
Street, New York, New York 10013, on behalf of its series, the Small Cap Fund (the "Acquired Fund"), and Smith Barney Investment
Funds Inc. ("Investment Funds"), a Maryland corporation with its principal place of business at 388 Greenwich Street, New York, New
York  10013, on behalf of its series, the Small Cap Growth Fund
(the "Acquired Fund") and solely for purposes of Section 10.2 hereof, SSB Citi Fund Management, LLC ("SSB Citi").
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section
368(a) of the Internal Revenue Code of 1986, as amended (the
"Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to Investment Funds, on behalf of the Acquiring
Fund, in exchange solely for voting shares of the corresponding class of common stock ($.001 par value per share) of the Acquiring
Fund (the "Acquiring Fund Shares"), the assumption by Investment
Funds, on behalf of the Acquiring Fund, of all of the stated liabilities of the Acquired Fund and the distribution of the Acquiring Fund
Shares to the holders of shares of beneficial interests in the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING
FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE
ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE
LIQUIDATION OF THE ACQUIRED FUND
1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Investment Series, on behalf of the Acquired Fund, agrees to transfer to Investment Funds, on behalf of the Acquiring Fund, all of the Acquired Fund's assets as set forth in section 1.2, and Investment Funds, on behalf of the Acquiring Fund, agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund's assets, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in section 2.2; and
(ii) to assume all of the stated liabilities of the Acquired Fund, as set forth in section 1.3. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").
1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund (collectively "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the closing (the "Effective Time
Statement"), prepared in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet.
1.3. The Acquired Fund will endeavor to discharge all the Acquired Fund's known liabilities and obligations prior to the Closing Date as defined in section 3.1, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.
1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing
Date.
1.5. Immediately after the transfer of assets provided for in section 1.1 (the "Liquidation Time"), Investment Series will distribute to the Acquired Fund's shareholders of record (the
"Acquired Fund Shareholders"), determined as of the Valuation Time
(as defined herein), on a pro rata basis, the Acquiring Fund
Shares received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders.
The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of each class of the Acquired Fund shares owned by such shareholders as of the Valuation Time (as defined herein). All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of Investment Series with respect to the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section
2.3.  The Acquiring Fund will not issue certificates representing
Acquiring Fund Shares in connection with such exchange.
1.6. Ownership of Acquiring Fund Shares will be shown on the books of Investment Funds with respect to the Acquiring Fund.
Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.
1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.
1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the closing date.
2. VALUATION
2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc.
("NYSE") on the Closing Date, as defined in Section 3.1 (such time and date also being hereinafter called the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Fund's Articles of Incorporation, as amended, and then-current prospectus or statement of additional information.
2.2. The net asset value of an Acquiring Fund share shall be the net asset value per share of each class computed as of the Valuation Time using the valuation procedures referred to in section 2.1.
2.3. The number of the Acquiring Fund Shares to be issued
(including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets with respect to shares of each class of the Acquired Fund determined in accordance with section 2.1 by the net asset value by class of an Acquiring Fund Share determined in accordance with section 2.2.
2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants.
3. CLOSING AND CLOSING DATE
3.1. The Closing of the transactions contemplated by this Agreement shall be October 6, 2000, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 P.M., Eastern time, on the Closing
Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of [Willkie Farr & Gallagher] or at such other place and time as the parties may agree.
3.2. Investment Series, on behalf of Acquired Fund, shall deliver to Investment Funds, on behalf of the Acquiring Fund, on the Closing Date a schedule of assets.
3.3. PNC Bank, National Association, as custodian for the
Investment Series, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to PNC Bank, National Association, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by Custodian for Acquired Fund to Custodian for Acquiring Fund for examination no later than five business days preceding the Closing
Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring
Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and Custodian for Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.
3.4. Citi Fiduciary Trust Company (the "Transfer Agent"), on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Acquired Fund Shares owned by each such shareholder immediately prior to the Closing. Investment Funds, on behalf of the Acquiring Fund, shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing
Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund.
At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.
3.5. In the event that immediately prior to the Valuation
Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or
(b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors/Trustees of either Fund, accurate appraisal of the value of the net assets with respect to the Acquiring Fund Shares or the Acquired Fund Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4. REPRESENTATIONS AND WARRANTIES
4.1. Investment Series, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:
(a) Investment Series is a business trust duly organized and validly existing under the laws of The
Commonwealth of Massachusetts with power under its Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) Investment Series is registered with the Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (the
"1940 Act"), and such registration is in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the
Securities Exchange Act of 1934 (the "1934 Act") and the
1940 Act and such as may be required by state securities laws;
(d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, Investment Series is not, and the execution, delivery and performance of this Agreement by Investment
Series will not result, in violation of Massachusetts law or of its Declaration of Trust, as amended, or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;
(e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(f) The Statements of Assets and Liabilities, including the Investment Portfolio, Operations, and Changes in Net Assets, and the Financial Highlights of the Acquired
Fund at and for the year ended October 31, 1999, has been audited by Ernst & Young LLP, independent certified public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(g) Since October 31, 1999 , there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by Investment Funds, on behalf of the Acquiring
Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund
Shareholders shall not constitute a material adverse change;
(h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired
Fund required by law to have been filed by such dates
(including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(i) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;
(j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Transfer Agent, as provided in section 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;
(k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;
(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trustees of Investment Series, and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of Investment
Series, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;
(m) The information to be furnished by the Acquired
Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National
Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and
(n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933
Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and
(o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration
Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.
4.2. Investment Funds, on behalf of the Acquiring Fund, represents and warrants to Investment Series, on behalf of the Acquired Fund, as follows:
(a) Investment Funds is a corporation duly organized and validly existing under the laws of the State of Maryland with power under its Articles of Incorporation, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) Investment Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d) Investment Funds is not, and the execution, delivery and performance of this Agreement by Investment
Funds will not result, in violation of Maryland law or of the Investment Funds' Articles of Incorporation, as amended, or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring
Fund is a party or by which it is bound;
(e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(f) The unaudited Statements of Assets and Liabilities, including the Investment Portfolio, Operations, and Changes in Net Assets, and the Financial Highlights of the Acquiring
Fund at and for the six months ended March 31, 2000, which have not been audited by KPMG LLP, independent certified public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(g) Since March 31, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by Investment Series(r) on behalf of the Acquired
Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;
(h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring
Fund required by law to have been filed by such dates
(including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;
(j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring
Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;
(k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable;
(l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;
(m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Directors of Investment Funds and this Agreement will constitute a valid and binding obligation of Investment
Funds on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;
(n) The information to be furnished by the Acquiring
Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National
Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;
(o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933
Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration
Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and
(q) Investment Funds, on behalf of the Acquiring
Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.
5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND
5.1. Investment Funds, on behalf of the Acquiring Fund, and Investment Series, on behalf of the Acquired Fund, each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and
(ii) such changes as are contemplated by the Funds' normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.
5.2. Upon reasonable notice, Investment Funds' officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.
5.3. Investment Series, on behalf of the Acquired Fund, covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than September 25, 2000 (or such other date as the Acquired Fund and the Acquiring Fund may agree to in writing).
5.4. Investment Series, on behalf of the Acquired Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.
5.5. Investment Series, on behalf of the Acquired Fund, covenants that it will assist Investment Funds in obtaining such information as Investment Funds reasonably requests concerning the beneficial ownership of the Acquired Fund Shares and will provide
Investment Funds with a list of affiliates of the Acquired Fund.
5.6. Subject to the provisions of this Agreement, Investment Funds, on behalf of the Acquiring Fund, and Investment
Series, on behalf of the Acquired Fund, will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.7. Each Fund covenants to prepare the Registration
Statement on Form N-14 (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. Investment Funds, on behalf of the Acquiring
Fund, will file the Registration Statement, including the Proxy
Statement, with the Commission. Investment Series, on behalf of the Acquired Fund, will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934
Act and the 1940 Act.
5.8. Investment Series, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by Investment Funds, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as Investment Funds may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.
5.9. Investment Funds, on behalf of the Acquiring Fund, covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that Investment Funds may take such actions it reasonably deems advisable after the Closing Date as circumstances change.
5.10. Investment Funds, on behalf of the Acquiring Fund, covenants that it will, from time to time, as and when reasonably requested by Investment Series, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as Investment Series may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.
5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.
5.12. Investment Funds, on behalf of the Acquiring Fund, and Investment Series, on behalf of the Acquired Fund, shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
The obligations of Investment Series, on behalf of the Acquired
Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by Investment Funds, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
6.1. All representations and warranties of Investment
Funds, with respect to the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing
Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund, the Acquired Fund or their advisers, trustees or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.
6.2. Investment Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice
President, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of Investment Funds, with respect to the Acquiring Fund, made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request;
6.3. Investment Series, on behalf of the Acquired Fund, shall have received on the Closing Date an opinion of Willkie Farr
& Gallagher, in a form reasonably satisfactory to the Acquired
Fund, and dated as of the Closing Date, to the effect that:
(a) Investment Funds has been duly organized and is a validly existing corporation;
(b) Investment Funds, with respect to the Acquiring
Fund, has the corporate power to carry on its business as presently conducted in accordance with the description thereof in Investment Funds' registration statement under the 1940 Act;
(c) the Agreement has been duly authorized, executed and delivered by Investment Funds, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of Investment Funds, on behalf of the Acquiring
Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles;
(d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Articles of Incorporation, as amended, or By-laws of Investment Funds; and
(e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the Federal laws of the United States or the laws of the State of Maryland for the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement have been obtained or made.
Such opinion may state that it is solely for the benefit of Investment Series, its Trustees and its officers. Such counsel may rely as to matters governed by the laws of the State of Maryland on an opinion of Maryland counsel and/or certificates of officers or Directors of the Acquiring Fund. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquired Fund may reasonably request.
6.4. Investment Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:
7.1. All representations and warranties of Investment
Series, with respect to the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing
Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund, the Acquiring Fund or their advisers, trustees or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.
7.2. Investment Series shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of Investment Series;
7.3. Investment Series shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing
Date, to the effect that the representations and warranties of Investment Series, with respect to the Acquired Fund, made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;
7.4. Investment Funds, on behalf of the Acquiring Fund, shall have received on the Closing Date an opinion of [Sullivan &
Worcester LLP], in a form reasonably satisfactory to the Acquiring
Fund, and dated as of the Closing Date, to the effect that:
(a) Investment Series has been duly formed and is an existing business trust;
(b) Investment Series, with respect to the Acquired
Fund, has the corporate power to carry on its business as presently conducted in accordance with the description thereof in Investment Series' registration statement under the 1940 Act;
(c) the Agreement has been duly authorized, executed and delivered by Investment Series, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of Investment Series, on behalf of the Acquired
Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles;
(d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Declaration of Trust, as amended, or By-laws of Investment Series; and
(e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the Federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement have been obtained or made.
Such opinion may state that it is solely for the benefit of the Acquiring Fund, its Directors and its officers. Such counsel may rely as to matters governed by the laws of The Commonwealth of Massachusetts on an opinion of Massachusetts counsel and/or certificates of officers or Trustees of Investment Series. Such opinion also shall include such other matters incident to the transaction contemplated hereby, as the Acquiring Fund may reasonably request.
7.5. Investment Series, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.
8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
FUND AND THE ACQUIRED FUND
If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interests in the Acquired Fund in accordance with the provisions of the Declaration of Trust, as amended, and By-Laws of Investment Series, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1;
8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by Investment Funds or Investment
Series to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;
8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.5. The parties shall have received an opinion of Willkie
Farr & Gallagher addressed to Investment Series and Investment
Funds substantially to the effect that, based upon certain facts, assumptions and representations, for Federal income tax purposes:
(i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such Shares to Acquired Fund shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section
368(a)(1) of the Code, and the Acquiring Fund and the Acquired
Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired
Fund's assets to the Acquiring Fund in exchange for the Acquiring
Fund Shares and the assumption by the Acquiring Fund of liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired
Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by the holders of shares of beneficial interests in the Acquired Fund upon the receipt of Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of Shares received by the holders of shares of beneficial interests in the Acquired Fund will be the same as the basis of the shares of beneficial interests in the Acquired Fund exchanged therefor;
and (viii) the holding period of Shares received by the holders of shares of beneficial interests in the Acquired Fund will include the holding period during which the shares of beneficial interests in the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of beneficial interests in the Acquired Fund were held as capital assets in the hands of the holders of shares of beneficial interests in the Acquired Fund.
The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of Investment Series and Investment Funds. Notwithstanding anything herein to the contrary, neither Investment Series nor Investment Funds may waive the condition set forth in this section
8.5.
9. INDEMNIFICATION
9.1. Investment Funds, on the behalf of the Acquiring Fund, agrees to indemnify and hold harmless Investment Series and each of its trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally Investment
Series or any of its trustees or officers may become subject, insofar as any such loss, claim damage liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.
9.2. Investment Series, on behalf of the Acquired Fund, agrees to indemnify and hold harmless Investment Funds and each of its directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally Investment
Funds or any of its trustees or officers may become subject, insofar as any such loss, claim damage liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.
10. FEES AND EXPENSES
10.1. Investment Funds, on behalf of the Acquiring Fund, and Investment Series, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.
10.2. [Expenses of the Reorganization that relate to the Acquiring Fund and the Acquired Fund will be borne by SSB Citi.]
Any such expenses which are so borne by SSB Citi will be solely and directly related to the Reorganization.
11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
11.1. Investment Funds, on behalf of the Acquiring Fund, and Investment Series, on behalf of the Acquired Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.
The covenants to be performed after the Closing and the obligations of each of Investment Funds, on behalf of the Acquiring Fund, and Investment Series, on behalf of the Acquired
Fund, in Sections 9.1 and 9.2 shall survive the Closing.
12. TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before January 1, 2001, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.
In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
13. AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Investment Series and Investment Funds; provided, however, that following the meeting of the Acquired Fund
Shareholders called by the Acquired Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.
14. NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal
Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, c/o Concert Investment Series(r), Inc., 388 Greenwich Street, New
York, New York  10013, with a copy to Willkie Farr & Gallagher,
787 Seventh Avenue, New York, New York 10019-6099, Attn.:  Burton
M. Leibert, Esq., or to the Acquiring Fund, c/o Smith Barney
Investment Funds Inc., 388 Greenwich Street, New York, New York
10013, with a copy to Willkie Farr & Gallagher, 787 Seventh
Avenue, New York, New York  10019-6099, Attn.:  Burton M. Leibert,
Esq., or to any other address that Investment Series or Investment
Funds shall have last designated by notice to the other party.
15. HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
15.4. Investment Series is organized as a Massachusetts business trust, and references in this Agreement to Investment
Series mean and refer to the Trustees from time to time serving under the Declarations of Trust on file with the Secretary of State of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which Investment Series conducts its business. It is expressly agreed that the obligations of Investment Series hereunder shall not be binding upon any of its Trustees, shareholders, nominees, officers, agents, or employees of Investment Series personally, but bind only the property of the Acquired Fund as provided in the Declaration of Trust of Investment Series. Moreover, no series of Investment Series other than the Acquired Fund shall be responsible for the obligations of Investment Series hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of Investment Series hereunder. The execution and the delivery of this Agreement have been authorized by the Board of Trustees of Investment Series, on behalf of the Acquired Fund, and this Agreement has been signed by authorized officers of Investment Series acting as such, and neither such authorization by such Trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of Investment Series.
15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of New York, without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, Vice President or in the case of SSB Citi, an authorized person and attested by its Secretary, Assistant Secretary or in the case of SSB Citi, an authorized person.
Attest:	CONCERT INVESTMENT SERIES(r)
	on behalf of the Small Cap
Fund


By:
	_________________________
_________
	Name:
____________________________
	Title:
_____________________________
Attest:	SMITH BARNEY INVESTMENT FUNDS
INC.
		on behalf of the Small Cap
Growth Fund


By:
	_________________________
_________
	Name:
____________________________
	Title:
_____________________________

Attest:	SSB CITI FUND MANAGEMENT LLC


By:
	_________________________
_________
	Name:
____________________________
	Title:
_____________________________



THE PROSPECTUS AND SEMI-ANNUAL REPORT OF THE ACQUIRING FUND
DATED OCTOBER 11, 1999 AND MARCH 31, 2000, RESPECTIVELY, ARE
INCORPORATED BY REFERENCE TO THE MOST RECENT
FILINGS THEREOF BY THE ACQUIRING FUND

PART B
INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION, DATED JULY 17, 2000
STATEMENT OF ADDITIONAL INFORMATION
RELATING TO THE ACQUISITION BY
SMITH BARNEY SMALL CAP GROWTH FUND, INC. (THE "ACQUIRING FUND")
A SERIES OF SMITH BARNEY INVESTMENT FUNDS INC. ("INVESTMENT
FUNDS")
388 Greenwich Street
New York, New York  10013
(800) 451-2010
OF THE ASSETS OF SMALL CAP FUND (THE "FUND"),
A SERIES OF CONCERT INVESTMENT SERIES(r) ("INVESTMENT SERIES").
Dated:  _______, 2000
This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets of the Fund, a series of Investment Series, to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and the assumption by the Acquiring Fund of liabilities of the Fund, consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.
1. Statement of Additional Information for the Acquiring
Fund, dated October 11, 1999.
2. Statement of Additional Information for the Fund, dated February 28, 2000.
3. Semi-Annual Report of the Acquiring Fund for the six-months ended March 31, 2000.
4. Annual Report of the Fund for the year ended
October 31, 1999, and the Semi-Annual Report of the
Fund for the six months ended April 30, 2000.
This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement, dated _______, 2000, relating to the above-referenced matter may be obtained without charge by calling or writing the Acquiring Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

FINANCIAL STATEMENTS
The Semi-Annual Report (unaudited) of the Acquiring Fund for the six months ended March 31, 2000 and the Annual Report of the Fund for the year ended October 31, 1999, including audited financial statements, notes to the financial statements and report of the independent auditors, are incorporated by reference herein. To obtain a copy of the Annual Reports (and, as applicable, any more recent semi-annual report) without charge, please call 1-800-451-2010.
PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)
The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of April 30, 2000, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended April 30, 2000 for the Acquiring Fund and the Fund as adjusted giving effect to the Reorganization.
PRO FORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF APRIL 30, 2000 (UNAUDITED)

CIS SMALL CAP FUND (Formerly Emerging Growth Fund)
STATEMENT OF OPERATIONS
12-Months Ended 4/30/00

                                                                          Balance As Of                          12-Months
                                                      --------------------------------------------------           Ended
                                                                4/30/99        10/31/99         4/30/00           4/30/00
                                                      ----------------------------------------------------------------------
Dividends                                                       410,986         891,807         528,612           1,009,433
Interest                                                        251,737         806,399         894,580           1,449,242
Less: Foreign withholding tax                                      (358)         (1,853)         (2,070)             (3,565)
----------------------------------------------------------------------------------------------------------------------------

       Total Investment Income                                  662,365       1,696,353       1,421,122           2,455,110
----------------------------------------------------------------------------------------------------------------------------

Investment advisory fees                                        763,020       1,632,814       1,140,280           2,010,074
Distribution fees                                               678,301       1,465,913       1,043,059           1,830,671
Registration fees                                                35,717          71,119          52,138              87,540
Shareholder and system servicing fees                           570,730       1,253,153         766,195           1,448,618
Audit and legal                                                  11,660          53,377          20,343              62,060
Shareholder communications                                       18,524         198,973          76,513             256,962
Custody                                                          17,648          35,599           7,804              25,755
Directors' fees                                                   8,485          16,963          11,820              20,298
Organization costs                                                2,084           4,168           2,084               4,168
Other                                                            10,389          20,379           5,353              15,343
----------------------------------------------------------------------------------------------------------------------------

       Total Expenses                                         2,116,558       4,752,458       3,125,589           5,761,489
----------------------------------------------------------------------------------------------------------------------------

Net Investment  Income                                       (1,454,193)     (3,056,105)     (1,704,467)         (3,306,379)
----------------------------------------------------------------------------------------------------------------------------

Realized Gain From:
       Security Transactions                                 18,954,636      76,911,975      43,389,890         101,347,229
       Futures Contracts                                       (114,533)      1,197,481      (1,039,396)            272,618
----------------------------------------------------------------------------------------------------------------------------

       Net Realized Gain                                     18,840,103      78,109,456      42,350,494         101,619,847
----------------------------------------------------------------------------------------------------------------------------

Change in Net Unrealized Appreciation of Investments and Futures Contracts:
       Beginning of period (4/30/99)                                                                             42,339,659
       End of Period (4/30/00)                                                                                    6,244,863
----------------------------------------------------------------------------------------------------------------------------

Decrease in Net Unrealized Appreciation                                                                         (36,094,796)
----------------------------------------------------------------------------------------------------------------------------

Net Gain on Investments and Futures Contracts                                                                    65,525,051
----------------------------------------------------------------------------------------------------------------------------

Increase in Net Assets From Operations                                                                           62,218,672
----------------------------------------------------------------------------------------------------------------------------

SMITH BARNEY SMALL CAP GROWTH
CIS SMALL CAP FUND
Average Net Assets Calculation

                                                                               CIS
                                      ----------------------------------------------------------------------------------------
                                            Class A               Class B               Class 1                  Fund
                                      ----------------------------------------------------------------------------------------
Cum. Net Assets 10/31/99               $46,906,223,381.60    $42,032,546,417.04     $3,164,794,998.54      $92,103,564,797.18
Less:  Cum. Net Assets 4/30/99         (22,040,692,965.13)   (19,161,364,076.73)    (1,489,207,179.64)     (42,691,264,221.50)
Add:  Cum. Net Assets 4/30/00           31,880,028,700.82     30,261,144,747.02      2,147,741,615.48       64,288,915,063.32
                                      ----------------------------------------------------------------------------------------

Total                                  $56,745,559,117.29    $53,132,327,087.33     $3,823,329,434.38     $113,701,215,639.00
                                      ----------------------------------------------------------------------------------------

Avg. (5/1/99-4/30/00)(366 days)           $155,042,511.25       $145,170,292.59        $10,446,255.29         $310,659,059.12
                                      ========================================================================================


                                                                         SB Small Cap Growth
                                      ---------------------------------------------------------------------------------------------
                                         Class A            Class B            Class L             Class Y                Fund
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
Cum. Net Assets 12/31/99                     $0.00              $0.00              $0.00                $0.00                $0.00
Less:  Cum. Net Assets 4/30/99                0.00               0.00               0.00                 0.00                 0.00
Add:  Cum. Net Assets 4/30/00                 0.00               0.00               0.00                 0.00                 0.00
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------

Total                                        $0.00              $0.00              $0.00                $0.00                $0.00
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------

Avg. (5/1/99-4/30/00)(366 days)              $0.00              $0.00              $0.00                $0.00                $0.00
                                      =============================================================================================

SMITH BARNEY SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
5-Months Ended 5/31/00

                                                             Balance As Of                              5-Months
                                                          --------------------------------------         Ended
                                                                3/31/00            4/30/00              4/30/00
                                                          --------------------------------------------------------
Dividends                                                               6,276             5,292            11,568
Interest                                                              218,852            91,969           310,821
Less: Foreign withholding tax                                               0                 0                 0
------------------------------------------------------------------------------------------------------------------

        Total Investment Income                                       225,128            97,261           322,389
------------------------------------------------------------------------------------------------------------------

Investment advisory fees                                              318,946           135,413           454,359
Distribution fees                                                     285,756            96,059           381,815
Administration fees                                                         0                 0                 0
Registration fees                                                      29,682             5,665            35,347
Shareholder and system servicing fees                                  41,976            13,126            55,102
Audit and legal                                                        13,432             2,142            15,574
Shareholder communications                                             39,990             3,009            42,999
Custody                                                                11,415             2,295            13,710
Directors' fees                                                         2,707               817             3,524
Other                                                                   3,162               536             3,698
------------------------------------------------------------------------------------------------------------------

        Total Expenses                                                747,066           259,062         1,006,128
------------------------------------------------------------------------------------------------------------------

Net Investment  Income                                               (521,938)         (161,801)         (683,739)
------------------------------------------------------------------------------------------------------------------

Realized Gain From:
        Security Transactions                                      (5,631,538)      (18,839,592)      (24,471,130)
        Futures Contracts                                              24,475                 0            24,475
------------------------------------------------------------------------------------------------------------------

        Net Realized Gain                                          (5,607,063)      (18,839,592)      (24,446,655)
------------------------------------------------------------------------------------------------------------------

Change in Net Unrealized Appreciation of Investments and Futures Contracts:
        Beginning of period                                                                                     0
        End of Period                                                                                  15,705,123
------------------------------------------------------------------------------------------------------------------

Increase in Net Unrealized Appreciation                                                                15,705,123
------------------------------------------------------------------------------------------------------------------

Net Gain on Investments and Futures Contracts                                                          (8,741,532)
------------------------------------------------------------------------------------------------------------------

Increase in Net Assets From Operations                                                                 (9,425,271)
------------------------------------------------------------------------------------------------------------------

Merger of CIS Small Cap Fund into Smith Barney Small Cap Growth

                                                          SB Small                                Adjustments
                                                         Cap Growth        CIS Small Cap     -------------------       Pro Forma
                                                          4/30/00            4/30/00             CIS Small Cap         Combined
                                                       --------------    ----------------    -------------------    ---------------
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments, at value (cost $242,449,158 and
 $355,363,485)                                          $258,154,281        $361,993,459                              $620,147,740
Cash                                                             833                 902                                     1,735
Collateral for securites on loan                                   0          43,848,459                                43,848,459
Dividends & interest receivable                                8,439              37,756                                    46,195
Due from broker                                                    0             358,875                                   358,875
Receivable for securities sold                             1,055,782                   0                                 1,055,782
Receivable for Fund shares sold                            1,535,751             117,631                                 1,653,382
Other Assets                                                       0                   0           $946,687 b, c           946,687
Deferred organization costs                                        -               5,552                                     5,552
                                                       --------------    ----------------    ---------------        ---------------
                       Total Assets                      260,755,086         406,362,634            946,687            668,064,407
                                                       --------------    ----------------    ---------------        ---------------

LIABILITIES:
Payable for securities on loan                                     -          43,848,459                                43,848,459
Payable for securities purchased                           1,584,168                   -                                 1,584,168
Trustees' retirement plan                                          -              16,611                                    16,611
Management fees payable                                      135,495             180,855            319,869 a              636,219
Distribution costs payable                                   157,883             230,591                                   388,474
Accrued expenses and other liabilities                        66,035             276,511           (342,546)b,c                  0
                                                       --------------    ----------------    ---------------        ---------------
                       Total Liabilities                   1,943,581          44,553,027            (22,677)            46,473,931
                                                       --------------    ----------------    ---------------        ---------------

                       Net Assets                       $258,811,505        $361,809,607           $969,364           $621,590,476
                                                       ==============    ================    ===============        ===============


NET ASSETS:
Par value of capital shares                                  $15,970            $160,272          ($137,940)d              $38,302
Capital paid in excess of par value                      268,270,702         314,954,350            137,940 d          583,362,992
Undistributed net investment income (loss)                  (733,635)         (1,710,418)           969,364 a,b,c       (1,474,689)
Accumulated net realized gain (loss)                     (24,446,655)         42,160,540                                17,713,885
Net unrealized appreciation of investments                15,705,123           6,244,863                                21,949,986
                                                       --------------    ----------------    ---------------        ---------------

                       Net Assets                       $258,811,505        $361,809,607           $969,364           $621,590,476
                                                       ==============    ================    ===============        ===============

Outstanding Shares:
                       CLASS A                             2,879,371           7,632,848         10,889,279             13,768,650
                                                       ==============    ================                           ===============
                       CLASS B                             4,292,565           7,848,100         10,651,686             14,944,251
                                                       ==============    ================                           ===============
                       CLASS L                             3,307,835                   -                                 3,307,835
                                                       ==============    ================                           ===============
                       CLASS Y                             5,490,324                   -                                 5,490,324
                                                       ==============    ================                           ===============
                       CLASS 1                                     -             546,232            791,060 *              791,060
                                                       ==============    ================                           ===============
Net Asset Value
                       CLASS A (and redemption price)         $16.22              $23.14                                    $16.24
                                                       ==============    ================
                       CLASS B                                $16.18              $21.96                                    $16.20
                                                       ==============    ================
                       CLASS L                                $16.18                   -                                    $16.20
                                                       ==============    ================
                       CLASS Y                                $16.23                   -                                    $16.25
                                                       ==============    ================
                       CLASS 1                                     -              $23.49                                    $16.25
                                                       ==============    ================


                       CLASS A MAXIMUM OFFERING PRICE         $17.07              $24.36                                    $17.09
                                                       ==============    ================
                       CLASS L MAXIMUM OFFERING PRICE         $16.34                   -                                    $16.36
                                                       ==============    ================
                       CLASS 1 MAXIMUM OFFERING PRICE              -              $25.67                                    $17.75
                                                       ==============    ================

* Assumes subscriptions of Class 1 shares in acquiring Fund at Class A NAV See accompanying notes to pro forma financial statements.

Merger of CIS Small Cap Fund into Smith Barney Small Cap Growth

                                                                       SB Small                      Adjustments
                                                                      Cap Growth   CIS Small Cap -----------------     Pro Forma
                                                                        4/30/00       4/30/00     CIS Small Cap        Combined
                                                                   -------------- -------------- ----------------- ---------------
PRO FORMA STATEMENT OF OPERATIONS



INVESTMENT INCOME:
                       Dividends                                         $11,568     $1,009,433             -          $1,021,001
                       Interest                                          310,821      1,449,242             -           1,760,063
                       Less: Foreign withholding tax                           -         (3,565)            -              (3,565)
                                                                   -------------- -------------- -------------     ---------------
                                Total Investment Income                  322,389      2,455,110             -           2,777,499

EXPENSES:
                       Investment advisory fees                          454,359      2,010,074      $319,869 a         2,784,302
                       Distribution fees                                 381,815      1,830,671             -           2,212,486
                       Shareholder and system servicing fees              55,102      1,448,618    (1,131,233)b           372,487
                       Shareholder communications                         42,999        256,962       (75,000)c           224,961
                       Registration fees                                  35,347         87,540       (40,000)c            82,887
                       Custody                                            13,710         25,755                            39,465
                       Audit and legal                                    15,574         62,060       (30,000)c            47,634
                       Directors' fees                                     3,524         20,298       (10,000)c            13,822
                       Amortization of deferred organization costs             -          4,168             -               4,168
                       Other                                               3,698         15,343        (3,000)c            16,041
                                                                   -------------- -------------- ----------------- ---------------
                                Total Expenses                         1,006,128      5,761,489      (969,364)          5,798,253
                                Less: Management Fee Waivers                   -              -             -                   -
                                                                   -------------- -------------- ----------------- ---------------
                                Net Expenses                           1,006,128      5,761,489      (969,364)          5,798,253
                                                                   -------------- -------------- ----------------- ---------------


NET INVESTMENT LOSS                                                     (683,739)    (3,306,379)      969,364          (3,020,754)
                                                                   -------------- -------------- -------------     ---------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net Realized Gain (Loss) From:
        Security Transactions (excluding short term securities)      (24,471,130)   101,347,229             -          76,876,099
        Futures contracts                                                 24,475        272,618                           297,093
  Net Change in Unrealized Appreciation of Investments                15,705,123    (36,094,796)            -         (20,389,673)
                                                                   -------------- -------------- -------------     ---------------
        Net Gain (Loss) On Investments                                (8,741,532)    65,525,051             -          56,783,519

Increase (Decrease) in Net Assets Resulting from Operations          ($9,425,271)   $62,218,672      $969,364         $53,762,765
                                                                   ============== ============== =============     ===============


(a) Reflects recalculation of Managent fees at 0.75%
(b) Reflects adjustment for lower T/A fees.
(c) Decrease due to duplicate services.
(d) Reflects adjustment for difference in par value per share.




See accompanying notes to pro forma financial statements.

--------------------------------------------------------------------------------
Adjustment to Management Fee Calculation:

Average net assets CIS Small Cap Fund:            310,659,059

new rate                            310,659,059         0.75%         $2,329,943
                                                                  ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Transfer Agent Fees:



SB Small Cap Growth Rates


                          CIS Small Cap Fund      Transfer
    TSSG Class Fee        Average Net Assets      Agent Fee   Class
               0.1000%              155,042,511       155,043  A
               0.1000%              145,170,293       145,170  B

                                                --------------
                                                      300,213
Actual Transfer Agent fees of Class 1                  17,172
--------------------------------------------------------------------------------


                                Shares Outstanding           Net Assets       Allocation of Income      Adj. Net Assets    Adj. NAV
A                                          13,768,650        223,327,500                340,680.45          223,668,181       16.24
B                                          14,944,251        241,797,978                368,856.69          242,166,834       16.20
L                                           3,307,835         53,520,770                 81,644.58           53,602,415       16.20
Y                                           5,490,324         89,107,959                135,931.93           89,243,890       16.25
Z                                             791,060         12,830,990                 19,573.35           12,850,563       16.24
                         -----------------------------------------------------------------------------------------------

                                           38,302,119        620,585,197                   946,687          621,531,884

NAVs before income adj.                        $16.22                                      946,687
                                               $16.18
                                               $16.18
                                               $16.23
                                               $16.22

Merger of CIS Small Cap Fund into Smith Barney Small Cap Growth

                                                                       SB Small                      Adjustments
                                                                      Cap Growth   CIS Small Cap -----------------     Pro Forma
                                                                        4/30/00       4/30/00     CIS Small Cap        Combined
                                                                   -------------- -------------- ----------------- ---------------


---------------------------------------------------------------------------------
Adjustment to Management Fee Calculation:

Average net assets CIS Small Cap Fund:            310,659,059

new rate                            310,659,059         0.75%         $2,329,943
                                                                  ==============-

---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Transfer Agent Fees:



SB Small Cap Growth Rates


                          CIS Small Cap Fund      Transfer
    TSSG Class Fee        Average Net Assets      Agent Fee   Class
               0.1000%              155,042,511       155,043  A
               0.1000%              145,170,293       145,170  B

                                                --------------
                                                      300,213
Actual Transfer Agent fees of Class 1                  17,172
--------------------------------------------------------------------------------



Pro Forma Footnotes of Merger Between Smith Barney Small Cap Fund and CIS Small Cap Fund.
April 30, 2000 (unaudited)

1. General

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed acquisition of substantially all of the assets of CIS Small Cap Fund ("the Acquired Fund") by the Smith Barney Small Cap Growth Fund ("Fund") in exchange for shares of Smith Barney Small Cap Growth Fund and the assumption by Smith Barney Small Cap Growth Fund of substantially all of the liabilities of the Acquired Fund as described elsewhere in this proxy statement/prospectus.

Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of the Acquired Fund for shares of Smith Barney Small Cap Growth Fund will be treated as a tax-free reorganization and accordingly will be accounted for as a tax-free merger. The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of Smith Barney Small Cap Growth Fund at net asset value. The unaudited pro forma schedule of investments and the unaudited pro forma statement of assets and liabilities have been prepared as though the acquisition had been effective April 30, 2000. The unaudited pro forma statement of operations has been prepared as though the acquisition had been effective May 1, 1999. The unaudited pro forma financial statements are as of the semi-annual period end of the Acquired Fund as that date is more recent than the most recently filed financial statements for Smith Barney Small Cap Growth Fund.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquired Fund and Smith Barney Small Cap Growth Fund which are included in their respective shareholder reports dated October 31, 1999 and March 31, 2000, respectively. The expense of the reorganization, including the cost of the proxy solicitation, will be borne by SSB Citi Fund Management LLC ("SSBC"), Smith Barney Small Cap Growth Fund's Investment Manager. SSBC is a subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a subsidiary of Citigroup Inc.

2. Significant Accounting Policies

The Smith Barney Small Cap Growth Fund,a series of Smith Barney
Investment Funds Inc., a Maryland corporation is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by Smith Barney Small Cap Growth Fund are:
(a) securities transactions are accounted for on trade date;
(b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales price was reported and U.S. government and government agency obligations are valued at the bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income adjusted for accretion of original issue discount, is recorded on the accrual basis; (e) realized gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each portfolio and each class; management fees and general expenses are allocated on the basis of relative net assets; (h) the Fund intends to comply with the applicable provisions of the Internal
Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

3. Pro-Forma Adjustments

The accompanying unaudited pro forma schedule of investments and pro forma financial statements reflect changes in shares and fund expenses as if the merger had taken place on May 1, 1999. Adjustments were made to reduce certain expenses for duplicated services and to reflect new investment advisory agreement as if they had been in place as of May 1, 1999.

4. Investment Advisory Agreement and Other Transactions

SSBC acts as investment advisor of Smith Barney Small Cap Growth Fund. Smith Barney Small Cap Growth Fund pays SSBC an advisory fee calculated at an annual rate of 0.75% of the average daily net assets. This fee is calculated daily and paid monthly. SSBC also acts as investment adviser for the Acquired Fund. The Acquired Fund pays SSBC an advisory fee calculated at an annual rate of 0.65% of the average daily net assets. This fee is calculated daily and paid monthly. It is expected that the overall expense ratio for the Acquired Fund's shareholders will be reduced because of economies of scale recognized in connection with the merger.

Citi Fiduciary Trust Company ("CFTC"), a subsidiary of Citigroup, is Smith Barney Small Cap Growth Fund's transfer agent. Salomon
Smith Barney Inc., another subsidiary of Citigroup, acts as Government Fund's distributor.




SCHEDULE OF INVESTMENTS
Portfolio of Investments at April 30, 2000 (Unaudited)

                                                Smith Barney Small Cap Growth Fund
                                             Concert Investment Series Small Cap Fund

Proforma Schedule of Investments (unaudited)                                                             April 30, 2000


       SHARES/FACE AMOUNT             SECURITY                                   VALUE
-----------------------------------------------------------------------------------------------------------------------
        CIS          SB                                                           CIS            SB         COMBINED
     Small Cap    Small Cap                                                    Small Cap     Small Cap        VALUE
       Growth      Growth                                                       Growth         Growth
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                    --- 92.3%
Auto & Transportation                                           --- 1.0%
          96,600             American Axle & Manufacturing
                              Holdings, Inc.*                                  $ 1,449,000                  $ 1,449,000
         107,100             Aviation Sales Co.+*                                  408,319                      408,319
          24,300             CNF Transportation Inc.                               678,881                      678,881
          99,900             Dura Automotive Systems, Inc.,
                              Class B Shares*                                    1,623,375                    1,623,375
          33,800             Hayes Lemmerz International, Inc.*                    532,350                      532,350
          39,300             Mesaba Holdings, Inc. *                               491,250                      491,250
          20,500             SkyWest, Inc.                                         863,563                      863,563
---------------------------------------------------------------------------------------------------------------------------
                                                                                 6,046,738                    6,046,738
---------------------------------------------------------------------------------------------------------------------------
Business Services                                               --- 0.4%
                      24,100 Catalina Marketing Corp.*                                        $ 2,440,125     2,440,125
---------------------------------------------------------------------------------------------------------------------------
                                                                                                2,440,125     2,440,125
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary                                          --- 12.5%
          65,066             99 Cents Only Stores*                               2,448,108                    2,448,108
          61,400             The Ackerley Group, Inc.                              798,200                      798,200
          32,100             Action Performance Co., Inc.+*                        296,925                      296,925
          44,900             Apollo Group, Inc., Class A
                              Shares*                                            1,302,100                    1,302,100
          35,700             bebe stores, inc.+*                                   325,763                      325,763
                      79,100 BJ's Wholesale Club, Inc.*                                         2,803,106
          29,700             Blyth Industries, Inc.                                881,719                      881,719
         113,900             The Bombay Company, Inc.*                             412,887                      412,887
          41,400             Borders Group, Inc.*                                  657,225                      657,225
          57,600             CEC Entertainment Inc. *                            1,728,000                    1,728,000
          21,100             Central Newspapers, Inc.,
                              Class A shares                                       647,506                      647,506
          53,700             Church & Dwight Co., Inc.                             959,887                      959,887
          32,900             Citadel Communications Corp.*                       1,285,156                    1,285,156
          20,600             Claire's Stores, Inc.                                 379,813                      379,813
          40,500             Complete Business Solutions, Inc. *                   926,437                      926,437
         100,500             Copart, Inc.*                                       1,733,625                    1,733,625
          15,600             Cox Radio, Inc., Class A Shares*                    1,131,000                    1,131,000
          57,000             The Dial Corp.                                        794,437                      794,437
          20,600      23,100 Dollar Tree Stores, Inc.*                           1,192,225      1,336,913     2,529,138
          43,700             Emmis Communications Corp.,
                              Class A shares+*                                   1,857,250                    1,857,250
          57,010             Encompass Services Corp.*                             395,507                      395,507
          47,300             Ethan Allen Interiors Inc.                          1,262,319                    1,262,319
          58,100             Furniture Brands
                              International, Inc.*                               1,085,744                    1,085,744
                      43,600 Hot Topic, Inc.*                                                   1,340,700
          24,400             Houghton Mifflin Co.                                1,014,125                    1,014,125
          70,000             Interim Services Inc.*                              1,198,750                    1,198,750
          31,912             International Game
                              Technology +*                                        777,855                      777,855
          62,800             Jack in the Box Inc.*                               1,538,600                    1,538,600
          48,600             Jones Apparel Group, Inc.*                          1,442,813                    1,442,813
          44,700             Jostens, Inc.                                       1,103,531                    1,103,531
          44,600             Launch Media, Inc.*                                   465,513                      465,513
          38,200      71,800 Linens 'n Things, Inc.*                             1,179,425      2,216,825     3,396,250
          64,300             The Men's Warehouse, Inc.*                          1,378,431                    1,378,431
          40,000             Metamor Worldwide, Inc.*                              775,000                      775,000
                      27,900 Michaels Stores, Inc.*                                             1,100,306
          45,100             Navigant Consulting, Inc.*                        $   448,181                  $   448,181
          21,900             Outback Steakhouse, Inc.*                             717,225                      717,225
          54,987     103,800 Pacific Sunwear of
                              California, Inc.+*                                 1,872,995    $ 3,535,688     5,408,683
          30,800             Performance Food Group Co.*                           812,350                      812,350
                      18,200 PowerTel, Inc.*                                                    1,223,950
          42,600             Pre-paid Legal Services, Inc.*                      1,363,200                    1,363,200
          16,500             Radio One, Inc.*                                      957,000                      957,000
          30,650             Regis Corp.                                           358,222                      358,222
          52,200             Rent-Way, Inc.*                                     1,353,938                    1,353,938
          51,200             Ross Stores, Inc.                                   1,062,400                    1,062,400
         100,900             Samsonite Corp.+*                                     529,725                      529,725
          54,800             Shaw Industries, Inc.                                 866,525                      866,525

                       See Notes to Financial Statements


Proforma Schedule of Investments (unaudited)                                                             April 30, 2000


       SHARES/FACE AMOUNT             SECURITY                                                VALUE
-----------------------------------------------------------------------------------------------------------------------
        CIS          SB                                                           CIS           SB          COMBINED
     Small Cap    Small Cap                                                    Small Cap     Small Cap        VALUE
       Growth      Growth                                                       Growth         Growth
-----------------------------------------------------------------------------------------------------------------------
          51,400             Sirius Satellite.+*                                 2,039,937                    2,039,937
          21,600             Sotheby's Holdings, Inc.,
                              Class A shares                                       357,750                      357,750

                      See Notes to Financial  Statements

Proforma Schedule of Investments (unaudited)                                                              April 30, 2000

       SHARES/FACE AMOUNT             SECURITY                                                     VALUE
---------------------------------------------------------------------------------------------------------------------------
        CIS          SB                                                               CIS            SB         COMBINED
     Small Cap    Small Cap                                                        Small Cap     Small Cap        VALUE
       Growth      Growth                                                           Growth         Growth
---------------------------------------------------------------------------------------------------------------------------
         119,500             The Source Information Management Co.+*                 1,762,625                    1,762,625
                      90,700 Station Casinos, Inc.*                                                 2,584,950
                      61,800 Talbot's, Inc.                                                         3,124,763
          56,000             TeleTech Holdings, Inc.*                                1,827,000                    1,827,000
          29,200             Tupperware Corp.                                          551,150                      551,150
          30,300             United Stationers Inc.                                  1,011,263                    1,011,263
                      11,400 Universal Access, Inc.*                                                  233,700
          45,000             Westwood One, Inc.*                                     1,591,875                    1,591,875
                     109,700 Williams-Sonoma, Inc.*                                                 3,798,363
         106,800             WMS Industries Inc.                                       934,500                      934,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                    53,793,737     23,299,264    77,093,001
---------------------------------------------------------------------------------------------------------------------------
Consumer Staples                                                       --- 0.2%
         108,600             The Earthgrains Co.                                     1,527,188                    1,527,188
---------------------------------------------------------------------------------------------------------------------------
                                                                                     1,527,188              -     1,527,188
---------------------------------------------------------------------------------------------------------------------------
Finance                                                                --- 5.5%
          54,300             Affiliated Mangers Group, Inc.*                         2,178,788                    2,178,788
         119,000             AmeriCredit Corp.*                                      2,223,813                    2,223,813
          12,400             Astoria Financial Corp.                                   341,775                      341,775
          22,045             Commerce Bancorp, Inc.                                    874,911                      874,911
          38,000             Community First Bankshares, Inc.                          641,250                      641,250
          21,000      37,200 Dain Rauscher Corp.                                     1,300,687      2,304,075     3,604,762
          67,000             Doral Financial Corp.                                     799,812                      799,812
          32,700      55,700 Eaton Vance Corp.                                       1,383,619      2,356,806     3,740,425
          31,210             Fidelity National Financial, Inc.                         460,347                      460,347
          20,000             The FINOVA Group, Inc.                                    256,250                      256,250
          30,600             FPIC Insurance Group, Inc.+*                              439,875                      439,875
          15,800             Greater Bay Bancorp                                       671,747                      671,747
          31,600             GreenPoint Financial Corp.                                588,550                      588,550
          48,800             HCC Insurance Holdings, Inc.                              573,400                      573,400
          40,800             HSB Group, Inc.                                         1,183,200                    1,183,200
          25,435             Hudson United Bancorp                                     573,877                      573,877
          32,700      37,800 Metris Cos., Inc.                                       1,226,250      1,417,500     2,643,750
                      73,200 National Discount Broker Group, Inc.*                                  2,136,525
          54,000             North Fork Bancorp., Inc.                                 874,125                      874,125
          40,800             Oriental Financial Group Inc.                             693,600                      693,600
          84,000             Pacific Century Financial Corp.                         1,727,250                    1,727,250
          33,200             Queens County Bancorp Inc.                                674,375                      674,375
          26,200             Radian Group Inc.                                       1,334,562                    1,334,562
          20,900             S1 Corp.*                                             $ 1,135,131                  $ 1,135,131
          19,300             Silicon Valley Bancshares                               1,191,775                    1,191,775
          18,300             Southwest Securities Group, Inc.                          752,587                      752,587
          49,700             Sovereign Bancorp, Inc.                                   341,687                      341,687
          52,600             United Bankshares, Inc.                                 1,147,337                    1,147,337
---------------------------------------------------------------------------------------------------------------------------
                                                                                    25,590,580    $ 8,214,906    33,805,486
---------------------------------------------------------------------------------------------------------------------------
Health Care                                                           --- 12.7%
          10,300      17,800 Abgenix, Inc. *                                           922,494      1,594,212     2,516,706
          10,550      16,800 Affymetrix, Inc.+*                                      1,424,909      2,269,050     3,693,959
                      25,400 Akamai Technologies, Inc.*                                             2,511,425
                      51,000 Allaire Corp.*                                                         2,808,188
                      10,000 Allscripts Inc.*                                                         310,000
          14,300      13,400 Alkermes, Inc.+*                                          761,475        713,550     1,475,025
          54,300             Bergen Brunswig Corp., Class A shares                     271,500                      271,500
                      35,600 Cephalon Inc.*                                                         2,002,500
          68,100             CONMED Corp.*                                           1,779,113                    1,779,113
          42,500             The Cooper Companies, Inc.                              1,429,062                    1,429,062
         119,000             Covance Inc.*                                           1,093,313                    1,093,313
                      25,000 Curagen Corp.*                                                           665,625
          42,800      71,500 Cytyc Corp.+*                                           1,915,300      3,199,625     5,114,925
                      46,000 DSP Group, Inc.*                                                       3,271,750
           6,300             Enzo Biochem, Inc.*                                       255,150                      255,150
          46,000             Enzon, Inc.+*                                           1,713,500                    1,713,500
                      25,000 Gene Logic Inc.*                                                         671,875
          33,100             Gilead Sciences, Inc.*                                  1,793,606                    1,793,606
          70,700             Hanger Orthopedic Group, Inc.*                            353,500                      353,500

                       See Notes to Finacial Statements

Proforma Schedule of Investments (unaudited)                                                              April 30, 2000

       SHARES/FACE AMOUNT             SECURITY                                                 VALUE
-----------------------------------------------------------------------------------------------------------------------
        CIS          SB                                                           CIS            SB         COMBINED
     Small Cap    Small Cap                                                    Small Cap     Small Cap        VALUE
       Growth      Growth                                                       Growth         Growth
-----------------------------------------------------------------------------------------------------------------------
          31,760             Human Genome Sciences, Inc.*                        2,431,625                    2,431,625
          42,800             IDEC Pharmaceuticals Corp.+*                        2,739,200                    2,739,200

                       See Notes to Finacial Statements

Proforma Schedule of Investments (unaudited)                                                              April 30, 2000

       SHARES/FACE AMOUNT             SECURITY                                                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
        CIS              SB                                                       CIS            SB         COMBINED
     Small Cap        Small Cap                                                Small Cap     Small Cap        VALUE
       Growth          Growth                                                   Growth         Growth
----------------------------------------------------------------------------------------------------------------------------------
Healthcare (cont'd.)                                                --- 12.8%
          17,500             ImClone Systems Inc.*                               1,592,500                    1,592,500
          73,800             InfoCure Corp.*                                       673,425                      673,425
          62,425             Jones Pharma Inc.+                                  1,798,620                    1,798,620
          38,260             King Pharmaceuticals, Inc.+*                        1,889,087                    1,889,087
          94,600             Ligand Pharmaceuticals Inc.,
                              Class B Shares*                                    1,265,275                    1,265,275
          52,250             Medicis Pharmaceuticals Corp.,
                              Class A Shares*                                    2,285,938                    2,285,938
          42,600             MedQuist Inc.*                                      1,509,637                    1,509,637
          65,800             Mentor Corp.                                        1,163,838                    1,163,838
          45,400             Millennium Pharmaceuticals, Inc.*                   3,603,625                    3,603,625
                      21,500 MiniMed, Inc.*                                                     2,643,156
          31,100             Ocular Sciences, Inc. *                               515,094                      515,094
          66,300             Omnicare, Inc.                                      1,006,931                    1,006,931
          67,800             Orthodontic Centers of America, Inc.*               1,436,513                    1,436,513
                     120,200 Oxford Health Plans, Inc.*                                         2,283,800
          86,100             Pharmaceutical Product Development,
                              Inc.*                                              1,447,556                    1,447,556
                      28,500 Priority Healthcare Corp.*                                         1,578,187
                      10,000 Protein Design Labs, Inc.*                                         1,015,000
          67,225             PSS World Medical, Inc.*                              577,715                      577,715
                      21,100 QLT, Inc.*                                                         1,172,369
          38,150             Res-Care, Inc.+*                                      417,266                      417,266
         219,400             SICOR Inc.+*                                        2,481,963                    2,481,963
          36,800             STERIS Corp.*                                         331,200                      331,200
          43,600             Sunrise Assisted Living, Inc.*                        686,700                      686,700
          52,100             Sybron International Corp.*                       $ 1,621,613                  $ 1,621,613
          35,900             Transkaryotic Therapies, Inc.+*                     1,074,756                    1,074,756
                      64,700 Trigon Healthcare Inc.*                                          $ 2,325,156
          15,200             Universal Health Services, Inc.,
                              Class B Shares*                                      832,200                      832,200
----------------------------------------------------------------------------------------------------------------------------------
                                                                                47,095,199     31,035,468    78,130,667  12.7%
----------------------------------------------------------------------------------------------------------------------------------
Materials & Processing                                              --- 2.1%
         117,200             Airgas, Inc. *                                        688,550                      688,550
          32,900             Centex Construction Products, Inc.                  1,015,788                    1,015,788
          29,100             CoStar Group Inc.*                                    697,945                      697,945
          22,200             Cousins Properties, Inc.                              871,350                      871,350
          23,700             Federal Realty Investment Trust                       503,625                      503,625
          34,600             NL Industries, Inc.                                   562,250                      562,250
          23,400             NVR, Inc.*                                          1,456,650                    1,456,650
          26,500             Reckson Associates Realty Corp.                       531,656                      531,656
          19,700             The Rouse Co.                                         461,719                      461,719
          52,700             Spartech Corp.                                      1,831,325                    1,831,325
          63,950             Stillwater Mining Co.*                              1,790,600                    1,790,600
          17,900             USG Corp.                                             747,325                      747,325
          32,300             Vornado Realty Trust                                1,114,350                    1,114,350
          62,700             Wausau-Mosinee Paper Corp.                            760,238                      760,238
----------------------------------------------------------------------------------------------------------------------------------
                                                                                13,033,371              -    13,033,371   2.1%
----------------------------------------------------------------------------------------------------------------------------------
Other Energy                                                        --- 4.6%
          47,600             Barrett Resources Corp. *                           1,511,300                    1,511,300
          40,400             Basin Exploration, Inc.*                              565,600                      565,600
                      45,500 BJ Services Co.*                                                   3,196,375
                      33,400 Cooper Cameron Corp.*                                              2,505,000
          16,600      12,800 Devon Energy Corp.+                                   799,913        616,800     1,416,713
                      73,700 Ensco International Inc.                                           2,445,919
                      47,600 Grant Prideco, Inc.*                                                 916,300
                      82,900 Marine Drilling Cos., Inc.*                                        2,155,400
          29,264             Ocean Energy Inc.*                                    378,603                      378,603
          91,200             Plains Resources Inc.*                              1,293,900                    1,293,900
          49,900             R&B Falcon Corp.*                                   1,035,425                    1,035,425
                      39,300 Smith International, Inc.*                                         2,986,800
                      50,900 Stone Energy Corp.*                                                2,405,025
                      39,000 Tidewater Inc.                                                     1,160,250
                      68,600 UTI EnergyCorp.*                                                   2,383,850
                      47,600 Weatherford International, Inc.*                                   1,933,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 5,584,741     22,705,469    28,290,210   4.6%
----------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements

Proforma Schedule of Investments (unaudited)                                                              April 30, 2000

       SHARES/FACE AMOUNT             SECURITY                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
        CIS          SB                                                           CIS            SB         COMBINED
     Small Cap    Small Cap                                                    Small Cap     Small Cap        VALUE
       Growth      Growth                                                       Growth         Growth
-----------------------------------------------------------------------------------------------------------------------------------
Producer Durables                                                2.7%
          76,200             Astec Industries, Inc.*                             1,914,525                    1,914,525
          24,800             C&D Technologies, Inc.                              1,598,050                    1,598,050
          49,400             CommScope, Inc.*                                    2,346,500                    2,346,500
                      21,200 Fastenal Corp.*                                                    1,238,875
          19,600             Jacobs Engineering Group Inc. *                       613,725                      613,725
          45,300             Kellstrom Industries, Inc.+*                          183,323                      183,323
          43,500             The Kroll-O' Gara Co.*                                334,406                      334,406
          35,200             Lennar Corp.+                                         655,600                      655,600
          41,800             The Manitowoc Co., Inc.                             1,387,238                    1,387,238
          55,100             Mettler-Toledo International Inc. *                 1,900,950                    1,900,950
          19,000             Nordson Corp.                                         849,063                      849,063
          40,400             PerkinElmer, Inc.                                   2,211,900                    2,211,900
         106,700             Waste Connections, Inc.*                          $ 1,333,750                  $ 1,333,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                15,329,030    $ 1,238,875    16,567,905   2.7%
------------------------------------------------------------------------------------------------------------------------------------
Technology                                                       48.1%
                      52,400 Actuate Corp.*                                                     1,568,725
          33,500             ADTRAN, Inc.*                                       2,263,344                    2,263,344
                       44700 Advanced Energy Industries, Inc.*                                  3,084,300
          70,300      65,700 Advanced Fibre Communication, Inc.+*                3,211,831      3,001,669     6,213,500
                      47,400 Advent Software Inc.*                                              2,488,500     2,488,500
          43,400      70,000 Alpha Industries, Inc.                              2,256,800      3,640,000     5,896,800
          64,800             American Management Systems, Inc.*                  2,397,600                    2,397,600
         103,400      41,400 Amkor Technology, Inc.+*                            6,326,787      2,533,162     8,859,949
          16,300      41,800 ANADIGICS, Inc.*                                    1,226,575      3,145,450     4,372,025
          29,200             Ancor Communications, Inc.*                           881,475                      881,475
          89,500             AnswerThink Consulting Group, Inc.+*                1,722,875                    1,722,875
                             Antec Corp.
          54,900             Apex Inc.*                                          1,622,981                    1,622,981
                      32,300 Applied Micro Circuits Corp.*                                      4,162,663
          49,400             AppliedTheory Corp.*                                  543,400                      543,400
                       3,750 ArrowPoint Communications, Inc.*                                     367,500
                      39,500 Art Technology Group, Inc.*                                        2,399,625
                      51,800 ASM International N.V.*                                            1,787,100
          28,000      57,300 Aspect Development, Inc.*                           1,935,500      3,960,862     5,896,362
          45,300             Aspen Technology, Inc.*                             1,602,487                    1,602,487
                      28,600 Avanex Corp.*                                                      3,485,625
          80,300             AVT Corp.*                                            888,319                      888,319
                      72,600 Bea Systems, Inc.*                                                 3,502,950
          51,200             BindView Development Corp.*                           412,800                      412,800
          22,400             Black Box Corp.*                                    1,723,400                    1,723,400
                       23000 BreezeCom Ltd.*                                                      632,500
         120,100             BroadVision, Inc. +*                                5,276,894                    5,276,894
          53,000      52,850 Burr-Brown Corp.+*                                  3,610,625      3,600,406     7,211,031
                      30,100 Business Objects S.A., Sponsored ADR                               2,946,038
          46,400             CACI International Inc., Class A Shares*            1,087,500                    1,087,500
          29,800             Carrier Access Corp.+*                              1,300,025                    1,300,025
          52,900             C-Cube Microsystems Inc.*                           3,398,825                    3,398,825
          16,822             CIBER, Inc. +*                                        303,847                      303,847
                      24,200 Clarent Corp.*                                                     1,645,600
          22,100             Cognex Corp.*                                       1,256,938                    1,256,938
          41,200             Cognizant Technology Solutions Corp.*               1,890,050                    1,890,050
                      69,000 Com21 Inc.*                                                        1,932,000
          73,000             Computer Network Technology  Corp.*                 1,177,125                    1,177,125
          28,100             Concentric Network Corp. *                          1,222,350                    1,222,350
                      36,500 Copper Mountain Networks, Inc.*                                    3,043,188
          20,700             Credence Systems Corp.*                             2,954,925                    2,954,925
          11,600      22,700 Cree, Inc.+*                                        1,687,800      3,302,850     4,990,650
          89,100             Cypress Semiconductor Corp.*                        4,627,631                    4,627,631
          37,300             Dallas Semiconductor Corp.                          1,601,569                    1,601,569
          46,300             Diamond Technology Partners, Inc.,
                             Class A shares                                    * 3,663,488                    3,663,488
          49,600      82,600 Digital Microwave Corp.*                            1,832,100      3,051,037     4,883,137
          48,300             Dycom Industries, Inc.*                             2,511,600                    2,511,600
                      26,700 Efficient Networks, Inc.*                                          1,755,525

                       See Notes to Financial Statements

Proforma Schedule of Investments (unaudited)                                                              April 30, 2000

       SHARES/FACE AMOUNT             SECURITY                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
        CIS          SB                                                           CIS            SB         COMBINED
     Small Cap    Small Cap                                                    Small Cap     Small Cap        VALUE
       Growth      Growth                                                       Growth         Growth
-----------------------------------------------------------------------------------------------------------------------------------
          54,600             Electro Scientific Industries, Inc.*                3,443,212                    3,443,212

                       See Notes to Financial Statements

Proforma Schedule of Investments (unaudited)                     April 30, 2000

----------------------------------------------------------------------------------------------------------------------------------
       SHARES/FACE AMOUNT             SECURITY                                                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
        CIS            SB                                                         CIS            SB         COMBINED
     Small Cap      Small Cap                                                  Small Cap     Small Cap        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Technology (cont'd)                                               --48.1%

          35,700      22,700 Emulex Corp.*                                     $ 1,619,888    $ 1,030,012   $ 2,649,900
                       5,000 Exar Corp.*                                                          400,859
          59,700             Exchange Applications, Inc.*                          727,594                      727,594
          18,193             Flextronics International Ltd.*                     1,278,058                    1,278,058
          44,100             Getty Images, Inc.+*                                1,339,537                    1,339,537
                      39,100 GlobeSpan, Inc.*                                                   3,714,500
          15,200      30,800 Harmonic Inc.+*                                     1,121,950      2,273,425     3,395,375
          32,600             Helix Technology Corp.                              1,664,638                    1,664,638
           3,600      31,400 hi/fn, inc.*                                          122,175      1,065,638     1,187,813
          21,945             Hyperion Solutions Corp.*                             665,551                      665,551
          47,000             iGATE Capital Corp.*                                1,410,000                    1,410,000
          45,300             In Focus Systems, Inc.*                             1,356,169                    1,356,169
         176,100             Informix Corp.*                                     1,937,100                    1,937,100
          50,800             Inter-Tel, Inc., Class A Shares                     1,028,700                    1,028,700
          31,400             InterDigital Communications Corp.*                    649,588                      649,588
          77,400             InterVoice-Brite, Inc.*                             1,233,562                    1,233,562
         264,500             Iomega Corp.*                                         942,281                      942,281
          32,100             ISS Group, Inc.*                                    2,903,044                    2,903,044
          32,500             Juno Online Services, Inc.+*                          322,969                      322,969
          95,500      72,600 Lam Research Corp.+*                                4,381,062      3,330,525     7,711,587
          27,700      44,900 Lattice Semiconductor Corp.+*                       1,866,287      3,025,137     4,891,424
          32,100             MasTec, Inc.*                                       2,772,637                    2,772,637
                       8,050 MatrixOne, Inc.*                                                     265,650
                      47,300 Mattson Technology, Inc.*                                          2,323,613
                      58,900 MCK Communications, Inc.*                                          1,840,625
         125,600             Mentor Graphics Corp.*                              1,648,500                    1,648,500
          64,400      43,500 Mercury Interactive Corp.*                          5,796,000      3,915,000     9,711,000
          17,600      38,300 Micrel, Inc.*                                       1,522,400      3,312,950     4,835,350
          12,900      27,800 Micromuse Inc.*                                     1,265,812      2,727,875     3,993,687
          51,000             MircoStrategy Inc.+*                                1,319,625                    1,319,625
                      44,300 MRV Communications, Inc.*                                          3,053,931
          60,100             National Computer Systems, Inc.                     3,091,394                    3,091,394
                      39,700 Natural Microsystems Corp.*                                        2,585,463
                      60,700 Novellus Systems, Inc.*                                            4,047,931
                      84,900 Oak Technology, Inc.*                                              1,193,906
          25,400             Open Market, Inc.*                                    261,937                      261,937
                      26,550 Orbotech Ltd.*                                                     2,263,388
                      38,000 Orckit Communications Ltd.*                                        1,681,500
          31,600             Peregrine Systems, Inc.*                              760,375                      760,375
                      77,600 Photronics, Inc.*                                                  2,585,050
          41,400             Policy Management Systems Corp.*                      548,550                      548,550
          28,400             Polycom, Inc.*                                      2,247,150                    2,247,150
           8,900      16,200 Powerwave Technologies, Inc. *                      1,851,756      3,370,613     5,222,369
                      48,000 PRI Automation, Inc.*                                              3,834,000
                      12,900 Quantum Effect Devices, Inc.*                                        751,425
          53,500             RadiSys Corp.*                                      2,213,562                    2,213,562
          40,000             Rare Medium Group, Inc.*                              822,500                      822,500
                      30,700 Redback Networks, Inc.*                                            2,436,812
                      19,100 Register.com,Inc.*                                                   974,100
                      27,200 RSA Security, Inc.*                                                1,596,300
          55,700             RWD Technologies, Inc. *                              445,600                      445,600
          34,800             Sanchez Computer Associates, Inc. +*                  674,250                      674,250
          30,100      24,300 SanDisk Corp.*                                    $ 2,757,913    $ 2,226,488   $ 4,984,401
                      18,100 Sapient Corp.*                                                     1,433,294
          40,400             Sawtek Inc. *                                       1,931,625                    1,931,625
          21,000             SCM Microsystems, Inc. +*                           1,661,625                    1,661,625
          68,000             Sensormatic Electronics Corp.*                      1,134,750                    1,134,750
                      10,800 Silicon Laboratories, Inc.*                                          939,600
          52,900             SpeedFam-IPEC, Inc.*                                  836,481                      836,481
           9,000             Terayon Communication Systems, Inc.*                  837,000                      837,000
                      11,000 Tollgrade Communications Corp.*                                      726,000
          37,000      55,150 TranSwitch Corp.*                                   3,258,313      4,856,646     8,114,959
          36,800      41,500 TriQuint Semiconductor, Inc.*                       3,783,500      4,266,718     8,050,218

                       See Notes to Financial Statements

Proforma Schedule of Investments (unaudited)                   April 30, 2000

----------------------------------------------------------------------------------------------------------------------------------
       SHARES/FACE AMOUNT             SECURITY                                                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
        CIS            SB                                                         CIS            SB         COMBINED
     Small Cap      Small Cap                                                  Small Cap     Small Cap        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                      18,800 Turnstone Systems, Inc.*                                           2,068,000
          32,300             Varian Semiconductor Equipment Associates, Inc.*    2,172,175                    2,172,175

                       See Notes to Financial Statements

Proforma Schedule of Investments (unaudited)                      April 30, 2000

       SHARES/FACE AMOUNT             SECURITY                                                            VALUE
==============================================================================================================================
        CIS          SB                                                                      CIS           SB      COMBINED
     Small Cap    Small Cap                                                               Small Cap     Small Cap    VALUE
       Growth      Growth                                                                  Growth         Growth
------------------------------------------------------------------------------------------------------------------------------------
Technology (cont'd.)                                                     --- 0.0%
                      41,400 Vignette Corp.*                                                           1,994,962
                      19,200 Virata Corp.*                                                             2,404,800
          25,600             Visual Networks, Inc.*                                         998,400                    998,400
                       3,200 webMethods, Inc.*                                                           288,000
                     122,500 Westell Technologies, Inc.*                                               3,483,594
          68,000             Wind River Systems, Inc.+*                                   2,902,750                  2,902,750
          12,200             WorldGate Communications, Inc.+*                               287,462                    287,462
          30,900             Xircom, Inc. *                                               1,218,619                  1,218,619
          33,800             Zebra Technologies Corp. *                                   1,926,600                  1,926,600
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        151,382,092  145,325,605   296,707,697
------------------------------------------------------------------------------------------------------------------------------------
Utilities                                                                --- 2.5%
                      32,400 Calpine Corp.*                                                            2,964,600
                      19,500 Commonwealth Telephone Enterprises
                              Inc.*                                                                      946,969       946,969
         204,800             e.spire Communications, Inc.*                                1,036,800                  1,036,800
          58,300             Intermedia Communications Inc.*                              2,375,725                  2,375,725
          53,900             ITC/ \Deltacom, Inc.*                                        1,771,962                  1,771,962
          26,700             Leap Wireless International, Inc.*                           1,371,712                  1,371,712
          47,000             MGC Communications, Inc.*                                    2,303,000                  2,303,000
          35,700             Pinnacle Holdings Inc.*                                      2,005,894                  2,005,894
          20,500             US LEC Corp., Class A shares *                                 535,563                    535,563
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         11,400,656    3,911,569    15,312,225
------------------------------------------------------------------------------------------------------------------------------------
                             TOTAL COMMON STOCK
                             (Cost ---  $550,296,856)                                   330,783,332  238,171,281   568,954,613
U.S. TREASURY BILLS                                                      --- 0.3%
     $ 1,920,000             U.S. Treasury Bills, due 06/15/00
                              (Cost- $1,905,787)                                          1,905,787                  1,905,787
====================================================================================================================================
                             SUB-TOTAL INVESTMENTS                                                                           -
                             (Cost --- $552,202,643)                                    332,689,119  238,171,281   570,860,400
====================================================================================================================================

REPURCHASE AGREEMENT                                                     --- 7.4%
     $25,627,000             Chase Securities Inc., 5.550%
                              dated 04/28/00, due 5/1/00; Proceeds
                              at maturity - $25,638,850; (Fully
                              collateralized by U.S. Treasury Notes,
                              4.750% due 11/15/08; Market value
                              - $26,141,550)                                           $ 25,627,000              $  25,627,000
                  19,983,000 Goldman Sachs, 5.670% due 5/1/00;
                              Proceeds at maturity - $19,992,442;
                              (Fully collateralized by U.S. Treasury
                              Notes and Bonds, 6.500% to 11.125%
                              due 10/31/01 to 2/15/21 Market value
                              - $20,382,660)                                           $ 19,983,000                 19,983,000
------------------------------------------------------------------------------------------------------------------------------------
                             TOTAL REPURCHASE AGREEMENTS
                             (Cost --- $45,610,000)                                      25,627,000   19,983,000    45,610,000  7.4%
====================================================================================================================================
                             TOTAL INVESTMENTS ---100%
                             (Cost - $597,812,643)**                                   $358,316,119 $258,154,281 $ 616,470,400 92.3%
====================================================================================================================================

+  All or a portion of this security is on loan (See Note 12).
*  Non income producing securities.
** Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

THE SEMI-ANNUAL REPORT AND STATEMENT OF ADDITIONAL INFORMATION
OF THE ACQUIRING FUND DATED MARCH 31, 2000 AND OCTOBER 11, 1999,
RESPECTIVELY, ARE INCORPORATED BY REFERENCE
TO THE MOST RECENT FILINGS THEREOF BY
SMITH BARNEY INVESTMENT FUNDS

THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, ANNUAL
REPORT AND SEMI-ANNUAL REPORT OF THE FUND DATED FEBRUARY 28,
2000, OCTOBER 31, 1999 AND APRIL 30, 2000, RESPECTIVELY, ARE
INCORPORATED BY REFERENCE TO THE MOST RECENT FILINGS
THEREOF BY CONCERT INVESTMENT SERIES(r)

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION -- The response to this item is incorporated by reference to Section 9 of the Agreement and Plan of Reorganization. Reference is also made to the Registrant's Articles of Restatement, dated September 17, 1993. Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include SSB Citi Fund Management LLC(Registrant's Adviser) and affiliated investment companies. The response to this item is further incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on October 8, 1993 (File No. 33-50153).

ITEM 16.  EXHIBITS

1(a)	Articles of Restatement dated September 17, 1993 to
Registrant's Articles of Incorporation dated
September 28, 1981, Articles of Amendment dated
October 14, 1994, Articles Supplementary, Articles of Amendment dated October 14, 1994, Articles
Supplementary, Articles of Amendments and Certificates
of Correction dated November 7, 1994, are incorporated
by reference to Post-Effective Amendment No. 37 to the Registration Statement filed on November 7, 1994.
1(b)	Articles of Amendment dated October 23, 1997 are
incorporated by reference to Post-Effective Amendment
No. 46 filed on October 23, 1997 ("Post-Effective
Amendment No. 46").
1(c)	Articles of Amendment dated February 27, 1998 are
incorporated by reference to Post-Effective Amendment
No. 48 dated April 29, 1998.
1(d)	Articles of Amendment dated June 1, 1998 are
incorporated by reference to Post-Effective Amendment
No. 49 filed on July 16, 1998 ("Post-Effective
Amendment No. 49").
2	Registrant's By-Laws, as amended on September 30, 1992
are incorporated by reference to Post-Effective
Amendment No. 30 to the Registration Statement filed
on April 30, 1993.
3	Not applicable.
4	Form of Agreement and Plan of Reorganization is
included in Part A to the Registration Statement on
Form N-14.
5	Registrant's form of stock certificate for Smith
Barney Hansberger Global Value Fund ("Global Value
Fund") and Smith Barney Hansberger Global Value Small
Cap Fund ("Small Cap Fund") is incorporated by
reference to Post-Effective Amendment No. 46.
6(a)	Investment Advisory Agreement dated July 30, 1993,
between the Registrant on behalf of Smith Barney
Investment Grade Bond Fund, Smith Barney Government
Securities Fund and Smith Barney Special Equities Fund
and Greenwich Street Advisors is incorporated by
reference to the Registration Statement filed on Form
N-14 on September 2, 1993, File No. 33-50153.
6(b)	Investment Advisory Agreements on behalf of Smith
Barney Growth Opportunity Fund and Smith Barney
Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995 ("Post-Effective Amendment No. 40").
6(c)	Investment Management Agreements on behalf of Global
Value Fund and Global Small Cap Fund between
Registrant and Smith Barney Mutual Funds Management
Inc. is incorporated by reference to Post-Effective
Amendment No. 46.
6(d)	Sub-Advisory Agreement on behalf of Global Value Fund
and Global Small Cap Fund between MMC and Hansberger
Global Investors Inc. is incorporated by reference to Post-Effective Amendment No. 46.
6(e)	Investment Management Agreements on behalf of Smith
Barney Small Cap Growth Fund and Smith Barney Small
Cap Value Fund between Registrant and Mutual
Management Corp. is incorporated by reference to Post-
Effective Amendment No. 49.
7(a)	Distribution Agreement dated July 30, 1993, between
the Registrant and Smith Barney Shearson Inc. is
incorporated by reference to the Registration
Statement filed on Form N-14 on September 2, 1993,
File 33-50153.
7(b)	Form of Distribution Agreement between the Registrant
and PFS Distributors on behalf of Smith Barney
Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40.
7(c)	Form of Distribution Agreement between the Registrant
and CFBDS, Inc. is incorporated by reference to Post-
Effective Amendment No. 49.
7(d)	Selling Group Agreement is incorporated by reference
to Post-Effective Amendment No. 56 filed on
February 26, 1999.
8	Not applicable.
9(a)	Custodian Agreement with PNC Bank, National
Association is incorporated by reference to Post-
Effective Amendment No. 44 filed on April 29, 1997.
9(b)	Custodian Agreement with Chase Manhattan Bank is
incorporated by reference to Post-Effective Amendment
No. 46.
10(a)	Amended Services and Distribution Plans pursuant to
Rule 12b-1 between the Registrant on behalf of Smith
Barney Investment Grade Bond Fund, Smith Barney
Government Securities Fund, Smith Barney Special
Equities Fund and Smith Barney European Fund and Smith
Barney, Inc. ("Smith Barney") are incorporated by
reference to Post-Effective Amendment No. 37 filed on
November 3, 1994 ("Post-Effective Amendment No. 37").
10(b)	Form of Services and Distribution Plans pursuant to
Rule 12b-1 between the Registrant on behalf of Smith
Barney Growth Opportunity Fund and Smith Barney
Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40.
10(c)	Form of Services and Distribution Plans pursuant to
Rule 12b-1 between the Registrant on behalf of the
Global Value Fund and Small Cap Fund is incorporated
by reference to Post-Effective Amendment No. 46.
10(d)	Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of each of its series is incorporated by reference to Post-Effective Amendment
No. 49.
10(e)	Form of Plan pursuant to Rule 18f-3 is incorporated by
reference to Post-Effective Amendment No. 50 to
Registration Statement.
11	Opinion and consent of Counsel as to the legality of
the securities being registered is filed herewith.
12	Opinion and consent of Counsel supporting tax matters
and consequences to shareholders discussed in the
prospectus is filed herewith.
13(a)	Transfer Agency and Registrar Agreement dated
August 5, 1993 with First Data Investor Services
Group, Inc. (formerly The Shareholder Services Group,
Inc.) is incorporated by reference to Post-Effective
Amendment No. 31 as filed on December 22, 1993.
13(b)	Sub-Transfer Agency Agreement between the Registrant
and PFS Shareholders Services on behalf of Smith
Barney Investment Funds Inc. is incorporated by
reference to Post-Effective Amendment No. 40.
14	Auditors' Consent is filed herewith.
15	Not applicable.
16	Powers of Attorney are incorporated by reference to
Registrant's  Registration Statement filed on Form N-1A.
17(a)	Form of proxy card is filed herewith.
17(b)	Annual Report of Concert Investment Series(r), dated
October 31, 1999, and Semi-Annual Report dated April
30, 2000, are incorporated herein by reference.
17(c)	Prospectus and statement of additional information of
Concert Investment Series(r), dated February 28, 2000,
are incorporated herein by reference.
17(d)	Semi-Annual Report of Registrant, dated March 31,
2000, is incorporated herein by reference.
17(e)	Prospectus and statement of additional information of
Registrant, dated October 11, 1999, are incorporated
herein by reference.
ITEM 17.	UNDERTAKINGS

(1)	The undersigned registrant agrees that prior to any
public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.
(2)	The undersigned registrant agrees that every
prospectus that is filed under paragraph (1) above will be filed as a part of a n amendment to the registration statements and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of New York and State of New York on the 17th day of July, 2000.

SMITH BARNEY INVESTMENT FUNDS
INC.



BY  	 /s/ Heath B. McLendon
Heath B. McLendon, Chief
Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the
capacities and on the date indicated.
Signatures
Title
Date
/s/ Heath B. McLendon
Heath B. McLendon
Director, Chairman,
President and Chief
Executive Officer
July 17,
2000



*
/s/ Lewis E. Daidone
Lewis E. Daidone
Senior Vice President and Treasurer
(Chief Financial and Accounting Officer)


/s/ Paul R. Ades*
Paul R. Ades
Director
July 17,
2000



/s/Herbert Barg*
Herbert Barg
Director
July 17,
2000



/s/Dwight B. Crane*
Dwight B. Crane
Director
July 17,
2000



/s/ Frank Hubbard*
Frank Hubbard
Director
July 17,
2000



/s/Jerome Miller**
Jerome Miller
Director
July 17,
2000



/s/ Ken Miller*
Ken Miller
Director
July 17,
2000

*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 3, 1994.

** Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated April 15, 1998.

/s/ Heath B. McLendon

EXHIBITS
(11)	Opinion and consent of Counsel as to the legality of the
securities being registered
(12)	Opinion and consent of Counsel supporting tax matters and
consequences to shareholders discussed in the prospectus
(14)	Auditors' Consents
(17)	Proxy Card